UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

Investment Company Act file number: 811-07507

Deutsche DWS Investments VIT Funds

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	12/31/2023

ITEM 1.	REPORT TO STOCKHOLDERS

(a)

December 31, 2023
Annual Report
Deutsche DWS Investments VIT Funds
DWS Small Cap Index VIP

Contents

3	Performance Summary
4	Management Summary
5	Portfolio Summary
6	Investment Portfolio
31	Statement of Assets and Liabilities
31	Statement of Operations
32	Statements of Changes in Net Assets
33	Financial Highlights
35	Notes to Financial Statements
41	Report of Independent Registered Public Accounting Firm
42	Other Information
43	Information About Your Fund's Expenses
44	Tax Information
44	Proxy Voting
45	Advisory Agreement Board Considerations and Fee Evaluation
48	Board Members and Officers
This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 728-3337 or your financial representative. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
Stocks may decline in value. Various factors, including costs, cash flows and security selection, may cause the Fund’s performance to differ from that of the index. Smaller company stocks tend to be more volatile than medium-sized or large company stocks. The Fund may lend securities to approved institutions. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Please read the prospectus for details.
War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises, natural disasters, climate change and related geopolitical events have led and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Fund and its investments.
The Fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the "LSE Group"). FTSE Russell is a trading name of certain of the LSE Group companies. All rights in the Russell 2000 Index (the "Index") vest in the relevant LSE Group company which owns the Index. "FTSE® ""Russell ®" and "FTSE Russell®" are trademarks of the relevant LSE Group company and are used by any other LSE Group company under license. The Index is calculated by or on behalf of FTSE International Limited, FTSE Fixed Income, LLC or their affiliates, agents or partners. The LSE Group does not accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the Fund. The LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Fund or the suitability of the Index for the purpose to which it is being put by DIMA.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE
NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2 |	DWS Small Cap Index VIP

Performance SummaryDecember 31, 2023 (Unaudited)
Fund performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund’s most recent month-end performance. Performance figures for Classes A and B differ because each class maintains a distinct expense structure. Performance does not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns.
The gross expense ratios of the Fund, as stated in the fee table of each prospectus dated May 1, 2023 are 0.42% and 0.72% for Class A and Class B shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.
Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.
Growth of an Assumed $10,000 Investment

Yearly periods ended December 31
Russell 2000® Index is an unmanaged, capitalization-weighted measure of approximately 2,000 of the smallest companies in the Russell 3000® Index.
The Russell 3000® Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Comparative Results
DWS Small Cap Index VIP		1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$11,676	$10,610	$15,868	$19,477
	Average annual total return	16.76%	1.99%	9.67%	6.89%
Russell 2000 Index	Growth of $10,000	$11,693	$10,682	$16,085	$19,959
	Average annual total return	16.93%	2.22%	9.97%	7.16%
DWS Small Cap Index VIP		1-Year	3-Year	5-Year	10-Year
Class B	Growth of $10,000	$11,633	$10,508	$15,627	$18,939
	Average annual total return	16.33%	1.67%	9.34%	6.59%
Russell 2000 Index	Growth of $10,000	$11,693	$10,682	$16,085	$19,959
	Average annual total return	16.93%	2.22%	9.97%	7.16%
The growth of $10,000 is cumulative.

DWS Small Cap Index VIP	| 3

Management Summary December 31, 2023 (Unaudited)
The Fund returned 16.76% (Class A shares, unadjusted for contract charges) for the 12 months ended December 31, 2023, while the Russell 2000® Index returned 16.93%. The difference in performance is typically driven by transaction costs and Fund expenses. The Fund periodically invests in equity index futures in order to keep the portfolio’s positioning in line with that of the index. This strategy had a neutral impact on performance.
U.S. equities delivered positive returns in 2023, with much of the gain occurring in November and December. For most of the year, the market experienced volatility based on the shifting expectations for economic growth and U.S. Federal Reserve (Fed) policy. However, a drop in oil prices and a series of better-than-expected inflation reports contributed to a sizable rebound in investor sentiment in November. Stocks surged in response, and the rally accelerated in December after Fed Chairman Jerome Powell suggested that the Fed may begin to cut rates as soon as the first half of 2024. Additionally, positive growth data led to mounting optimism that the U.S. economy could avoid a recession.
The Russell 2000 Index underperformed the 26.53% return for the large-cap Russell 1000® Index in 2023. Small caps are more likely to require capital than established firms, so the prospect of higher rates was a headwind for relative performance over the first ten months of the year. However, smaller companies strongly outperformed from the beginning of November onward once concerns about the interest-rate outlook began to dissipate.
Although growth stocks outpaced their value counterparts in the large-caps space — a result of outsized returns for a narrow group of technology-related stocks — the performance of the two categories was much closer within the small-cap universe. The Russell 2000® Growth Index returned 18.66% for the year, while the Russell 2000® Value Index gained 14.65%.
Ten of the 11 sectors in the Russell 2000 Index produced gains in 2023. Utilities, which were hurt by their above-average interest rate sensitivity, was the only sector to finish in the red. However, the impact on headline index returns was limited due to the sector’s modest weighting. Consumer discretionary, information technology, and industrials were the three top-performing sectors. Given that the economy held up better than investors had anticipated at the start of the year, the more economically sensitive segments of the market generally led the way higher. Consumer staples was the only other sector to outperform the index, with a sizable contribution coming from strength in food & beverage companies. Materials stocks, while also benefiting from better-than-expected economic growth, finished just behind the index. Real estate also lagged somewhat in the rising-rate environment, but the sector closed well off of its October lows on the strength of an impressive rally in the final two months of the year. The financials, energy, communication services, and healthcare sectors, while finishing the year firmly in positive territory, also failed to keep pace with the broader market.
Brent Reeder
Senior Vice President, Northern Trust Investments, Inc., Subadvisor to the Fund
Portfolio Manager

The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.
Terms to Know
The Russell 2000 Index is an unmanaged, capitalization-weighted measure of approximately 2,000 of the smallest companies in the Russell 3000® Index. The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.
The Russell 2000 Growth Index is an unmanaged capitalization-weighted measure of 2,000 of the smallest capitalized U.S. companies with a greater-than-average growth orientation and whose common stocks trade on the NYSE, NYSE Alternext U.S. (formerly known as “AMEX”) and NASDAQ.
The Russell 2000 Value Index is an unmanaged index that measures the performance of the small-cap value segment of the U.S. equity universe.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.
Futures contracts are contractual agreements to buy or sell a particular commodity or financial instrument at a predetermined price in the future.
Consumer discretionary stocks represent companies that make and market goods and services that are considered non-essential. Sub-categories within the consumer discretionary sector include retailers, media, consumer services, consumer durables & apparel, and automobiles.
Consumer staples stocks represent companies that make products purchased by consumers on a regular basis, such as food and beverages, prescription drugs, and household products. In the aggregate, sales of consumer staples tend to be steady and less sensitive to economic fluctuations.

4 |	DWS Small Cap Index VIP

Portfolio Summary(Unaudited)
Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	12/31/23	12/31/22
Common Stocks	98%	97%
Cash Equivalents	2%	3%
Government & Agency Obligations	0%	0%
Warrants	0%	—
Rights	0%	0%
Other Investments	0%	0%
	100%	100%

Sector Diversification (As a % of Common Stocks, Rights and Warrants)	12/31/23	12/31/22
Financials	17%	17%
Industrials	17%	16%
Health Care	15%	17%
Information Technology	14%	13%
Consumer Discretionary	11%	10%
Energy	7%	7%
Real Estate	6%	6%
Materials	5%	4%
Consumer Staples	3%	4%
Utilities	3%	3%
Communication Services	2%	3%
	100%	100%

Ten Largest Equity Holdings at December 31, 2023 (3.2% of Net Assets)
1Super Micro Computer, Inc.	0.5%
Designs, develops, manufactures and sells server solutions based on modular and open-standard architecture
2Simpson Manufacturing Co., Inc.	0.3%
Designs, engineers, manufactures connectors and sheer walls
3Cytokinetics, Inc.	0.3%
Operates as a clinical stage biopharmaceutical company
4elf Beauty, Inc.	0.3%
Operates as a cosmetic company and offers products for eyes,lips,and face
5MicroStrategy, Inc.	0.3%
Provider of enterprise software platforms around the world
6UFP Industries, Inc.	0.3%
Designs, manufactures, and markets wood and non-wood composites, and other materials
7Light & Wonder, Inc.	0.3%
Provider of gaming and lottery services
8Onto Innovation, Inc.	0.3%
Manufacturer of film thickness and overlay metrology systems
9Rambus, Inc.	0.3%
Manufacturer of semiconductor equipment
10Comfort Systems U.S.A., Inc.	0.3%
Provider of heating, ventiliation, and air conditioning system installation, maintenance, repair, and replacement services
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 6.
Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is posted on dws.com and is available free of charge by contacting your financial intermediary or, if you are a direct investor, by calling (800) 728-3337. In addition, the portfolio holdings listing is filed with the SEC on the Fund’s Form N-PORT and will be available on the SEC’s Web site at sec.gov. Additional portfolio holdings for the Fund are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.

DWS Small Cap Index VIP	| 5

Investment Portfolioas of December 31, 2023

	Shares	Value ($)
Common Stocks 98.3%
Communication Services 2.3%
Diversified Telecommunication Services 0.5%
Anterix, Inc.*	2,031	67,673
AST SpaceMobile, Inc.* (a)	12,456	75,110
ATN International, Inc.	1,692	65,937
Bandwidth, Inc. "A"*	3,708	53,655
Charge Enterprises, Inc.*	18,975	2,165
Cogent Communications Holdings, Inc.	6,645	505,419
Consolidated Communications Holdings, Inc.*	11,043	48,037
EchoStar Corp. "A"*	18,555	307,456
Globalstar, Inc.*	107,783	209,099
IDT Corp. "B"*	2,365	80,623
Liberty Latin America Ltd. "A"*	5,223	38,180
Liberty Latin America Ltd. "C"*	21,068	154,639
Lumen Technologies, Inc.*	153,186	280,330
Ooma, Inc.*	3,495	37,501
Shenandoah Telecommunications Co.	7,395	159,880
		2,085,704
Entertainment 0.4%
Atlanta Braves Holdings, Inc. "A"*	1,542	65,967
Atlanta Braves Holdings, Inc. "C"*	6,853	271,242
Cinemark Holdings, Inc.*	16,930	238,544
IMAX Corp.*	7,000	105,140
Lions Gate Entertainment Corp. "A"*	8,765	95,538
Lions Gate Entertainment Corp. "B"*	18,478	188,291
Loop Media, Inc.*	5,963	5,963
Madison Square Garden Entertainment Corp.*	6,034	191,821
Marcus Corp.	3,636	53,013
Playstudios, Inc.*	11,890	32,222
Reservoir Media, Inc.*	2,965	21,140
Sphere Entertainment Co.*	4,032	136,927
Vivid Seats, Inc. "A"*	3,798	24,003
		1,429,811
Interactive Media & Services 0.7%
Bumble, Inc. "A"*	15,380	226,701
Cargurus, Inc.*	14,870	359,259
Cars.com, Inc.*	10,129	192,147
DHI Group, Inc.*	6,256	16,203
Eventbrite, Inc. "A"*	11,807	98,706
EverQuote, Inc. "A"*	3,269	40,012
fuboTV, Inc.*	43,485	138,282
	Shares	Value ($)
Grindr, Inc.*	6,336	55,630
MediaAlpha, Inc. "A"*	3,357	37,430
Nextdoor Holdings, Inc.*	22,740	42,979
Outbrain, Inc.*	6,599	28,904
QuinStreet, Inc.*	7,972	102,201
Shutterstock, Inc.	3,781	182,547
System1, Inc.* (a)	3,923	8,709
TrueCar, Inc.*	14,471	50,070
Vimeo, Inc.*	23,539	92,273
Yelp, Inc.*	10,096	477,945
Ziff Davis, Inc.*	7,027	472,144
ZipRecruiter, Inc. "A"*	10,314	143,365
		2,765,507
Media 0.6%
Advantage Solutions, Inc.*	12,640	45,757
AMC Networks, Inc. "A"*	4,794	90,079
Boston Omaha Corp. "A"*	3,508	55,181
Cardlytics, Inc.*	5,660	52,129
Clear Channel Outdoor Holdings, Inc.*	55,033	100,160
Daily Journal Corp.*	215	73,276
Emerald Holding, Inc.*	2,534	15,153
Entravision Communications Corp. "A"	9,050	37,738
Gambling.com Group Ltd.*	2,214	21,586
Gannett Co., Inc.*	21,472	49,386
Gray Television, Inc.	12,982	116,319
iHeartMedia, Inc. "A"*	16,153	43,128
Integral Ad Science Holding Corp.*	7,455	107,277
John Wiley & Sons, Inc. "A"	5,536	175,713
Magnite, Inc.*	20,605	192,451
PubMatic, Inc. "A"*	6,573	107,206
Scholastic Corp.	4,062	153,137
Sinclair, Inc.	5,062	65,958
Stagwell, Inc.*	11,610	76,974
TechTarget, Inc.*	3,967	138,290
TEGNA, Inc.	31,038	474,881
The E.W. Scripps Co. "A"*	8,932	71,367
Thryv Holdings, Inc.*	4,665	94,933
Townsquare Media, Inc. "A"	1,880	19,853
Urban One, Inc.*	2,940	10,974
WideOpenWest, Inc.*	7,173	29,051
		2,417,957
Wireless Telecommunication Services 0.1%
Gogo, Inc.*	10,364	104,988
Spok Holdings, Inc.	2,792	43,220
Telephone & Data Systems, Inc.	15,203	278,975
Tingo Group, Inc.* (a) (b)	19,275	0
		427,183
The accompanying notes are an integral part of the financial statements.

6 |	DWS Small Cap Index VIP

	Shares	Value ($)
Consumer Discretionary 10.8%
Automobile Components 1.3%
Adient PLC*	14,267	518,748
American Axle & Manufacturing Holdings, Inc.*	17,415	153,426
Atmus Filtration Technologies, Inc.* (a)	2,582	60,651
Cooper-Standard Holdings, Inc.*	2,694	52,641
Dana, Inc.	19,792	289,161
Dorman Products, Inc.*	4,047	337,560
Fox Factory Holding Corp.*	6,548	441,859
Gentherm, Inc.*	4,973	260,386
Goodyear Tire & Rubber Co.*	43,124	617,536
Holley, Inc.*	7,454	36,301
LCI Industries	3,780	475,184
Luminar Technologies, Inc.* (a)	41,952	141,378
Modine Manufacturing Co.*	7,887	470,854
Patrick Industries, Inc.	3,239	325,034
Solid Power, Inc.*	24,416	35,403
Standard Motor Products, Inc.	3,074	122,376
Stoneridge, Inc.*	3,963	77,556
Visteon Corp.*	4,180	522,082
XPEL, Inc.*	3,431	184,760
		5,122,896
Automobiles 0.1%
Fisker, Inc.* (a)	29,855	52,246
Livewire Group, Inc.* (a)	2,875	32,516
Winnebago Industries, Inc.	4,375	318,850
Workhorse Group, Inc.* (a)	22,404	8,066
		411,678
Broadline Retail 0.1%
Big Lots, Inc. (a)	4,709	36,683
ContextLogic, Inc. "A"*	3,478	20,694
Dillard's, Inc. "A" (a)	526	212,320
Savers Value Village, Inc.*	3,789	65,853
		335,550
Distributors 0.0%
Weyco Group, Inc.	947	29,698
Diversified Consumer Services 1.2%
2U, Inc.*	10,847	13,342
Adtalem Global Education, Inc.*	6,045	356,353
Carriage Services, Inc.	2,062	51,571
Chegg, Inc.*	17,344	197,028
Coursera, Inc.*	19,949	386,412
Duolingo, Inc.*	4,455	1,010,617
European Wax Center, Inc. "A"*	5,238	71,184
Frontdoor, Inc.*	12,341	434,650
Graham Holdings Co. "B"	542	377,514
	Shares	Value ($)
Laureate Education, Inc.	19,890	272,692
Lincoln Educational Services Corp.*	3,858	38,734
Nerdy, Inc.*	9,102	31,220
OneSpaWorld Holdings Ltd.*	12,845	181,114
Perdoceo Education Corp.	9,911	174,037
Rover Group, Inc.*	14,089	153,288
Strategic Education, Inc.	3,472	320,709
Stride, Inc.*	6,496	385,667
Udemy, Inc.*	13,383	197,132
Universal Technical Institute, Inc.*	4,804	60,146
WW International, Inc.*	8,087	70,761
		4,784,171
Hotels, Restaurants & Leisure 2.2%
Accel Entertainment, Inc.*	8,256	84,789
Bally's Corp.*	4,655	64,891
Biglari Holdings, Inc. "B"*	123	20,286
BJ's Restaurants, Inc.*	3,526	126,971
Bloomin' Brands, Inc.	13,290	374,113
Bluegreen Vacations Holding Corp.	1,654	124,248
Bowlero Corp. "A"* (a)	2,479	35,103
Brinker International, Inc.*	6,683	288,572
Carrols Restaurant Group, Inc.	5,740	45,231
Century Casinos, Inc.*	4,231	20,647
Chuy's Holdings, Inc.*	2,792	106,738
Cracker Barrel Old Country Store, Inc.	3,384	260,839
Dave & Buster's Entertainment, Inc.*	5,563	299,567
Denny's Corp.*	7,482	81,404
Dine Brands Global, Inc.	2,389	118,614
El Pollo Loco Holdings, Inc.*	4,363	38,482
Empire Resorts, Inc.* (b)	587	0
Everi Holdings, Inc.*	12,753	143,726
First Watch Restaurant Group, Inc.*	3,430	68,943
Full House Resorts, Inc.*	5,234	28,107
Global Business Travel Group I*	5,055	32,605
Golden Entertainment, Inc.	3,127	124,861
Hilton Grand Vacations, Inc.*	12,190	489,794
Inspired Entertainment, Inc.*	3,227	31,883
International Game Technology PLC	16,670	456,925
Jack in the Box, Inc.	3,052	249,135
Krispy Kreme, Inc.	13,405	202,281
Kura Sushi USA, Inc. "A"*	900	68,400
Life Time Group Holdings, Inc.*	6,871	103,615
Light & Wonder, Inc.*	13,896	1,141,001
Lindblad Expeditions Holdings, Inc.*	5,451	61,433
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 7

	Shares	Value ($)
Monarch Casino & Resort, Inc.	2,044	141,343
Mondee Holdings, Inc.* (a)	7,030	19,403
Nathan's Famous, Inc.	408	31,828
Noodles & Co.*	6,217	19,583
Papa John's International, Inc.	5,044	384,504
PlayAGS, Inc.*	5,724	48,253
Portillo's, Inc. "A"*	6,985	111,271
Potbelly Corp.*	4,050	42,201
RCI Hospitality Holdings, Inc.	1,342	88,921
Red Robin Gourmet Burgers, Inc.* (a)	2,485	30,988
Red Rock Resorts, Inc. "A"	7,187	383,283
Rush Street Interactive, Inc.*	9,873	44,330
Sabre Corp.*	50,869	223,824
SeaWorld Entertainment, Inc.*	5,535	292,414
Shake Shack, Inc. "A"*	5,714	423,522
Six Flags Entertainment Corp.*	11,101	278,413
Super Group SGHC Ltd.*	21,111	66,922
Sweetgreen, Inc. "A"*	14,867	167,997
Target Hospitality Corp.*	4,840	47,093
The Cheesecake Factory, Inc.	7,435	260,299
The ONE Group Hospitality, Inc.*	3,589	21,965
Xponential Fitness, Inc. "A"*	3,835	49,433
		8,470,994
Household Durables 2.4%
Beazer Homes U.S.A., Inc.*	4,447	150,264
Cavco Industries, Inc.*	1,343	465,511
Century Communities, Inc.	4,306	392,449
Cricut, Inc. "A" (a)	7,406	48,805
Dream Finders Homes, Inc. "A"*	3,672	130,466
Ethan Allen Interiors, Inc.	3,555	113,476
GoPro, Inc. "A"*	19,559	67,870
Green Brick Partners, Inc.*	4,019	208,747
Helen of Troy Ltd.*	3,617	436,970
Hooker Furnishings Corp.	1,503	39,198
Hovnanian Enterprises, Inc. "A"*	725	112,824
Installed Building Products, Inc.	3,629	663,454
iRobot Corp.*	4,232	163,778
KB Home	10,845	677,379
Landsea Homes Corp.*	3,047	40,038
La-Z-Boy, Inc.	6,620	244,410
Legacy Housing Corp.*	1,539	38,814
LGI Homes, Inc.*	3,180	423,449
Lovesac Co.*	2,263	57,820
M.D.C. Holdings, Inc.	9,092	502,333
M/I Homes, Inc.*	4,124	568,040
	Shares	Value ($)
Meritage Homes Corp.	5,561	968,726
Purple Innovation, Inc.	7,384	7,605
Skyline Champion Corp.*	8,219	610,343
Snap One Holdings Corp.*	2,554	22,756
Sonos, Inc.*	19,557	335,207
Taylor Morrison Home Corp.*	15,809	843,410
Traeger, Inc.*	5,469	14,930
Tri Pointe Home, Inc.*	14,650	518,610
United Homes Group, Inc.* (a)	896	7,553
Vizio Holding Corp. "A"*	11,680	89,936
VOXX International Corp.*	1,679	17,932
Worthington Enterprises, Inc.	4,733	272,384
		9,255,487
Leisure Products 0.4%
Acushnet Holdings Corp.	4,735	299,110
AMMO, Inc.*	13,274	27,875
Clarus Corp.	4,834	33,330
Escalade, Inc.	1,376	27,644
Funko, Inc. "A"*	5,568	43,041
JAKKS Pacific, Inc.*	1,093	38,856
Johnson Outdoors, Inc. "A"	866	46,262
Latham Group, Inc.*	5,015	13,189
Malibu Boats, Inc. "A"*	3,112	170,600
Marine Products Corp.	1,019	11,617
MasterCraft Boat Holdings, Inc.*	2,486	56,283
Smith & Wesson Brands, Inc.	7,121	96,561
Solo Brands, Inc. "A"*	3,177	19,570
Sturm Ruger & Co., Inc.	2,721	123,670
Topgolf Callaway Brands Corp.*	21,756	311,981
Vista Outdoor, Inc.*	8,879	262,552
		1,582,141
Specialty Retail 2.6%
1-800-Flowers.com, Inc. "A"*	3,967	42,764
Aaron's Co., Inc.	4,900	53,312
Abercrombie & Fitch Co. "A"*	7,480	659,886
Academy Sports & Outdoors, Inc.	11,011	726,726
American Eagle Outfitters, Inc.	28,010	592,692
America's Car-Mart, Inc.*	895	67,814
Arko Corp.	12,791	105,526
Asbury Automotive Group, Inc.*	3,153	709,330
Bark, Inc.*	19,032	15,330
Beyond, Inc.*	6,964	192,833
Big 5 Sporting Goods Corp.	2,726	17,283
Boot Barn Holdings, Inc.*	4,586	352,021
Build-a-bear Workshop, Inc.	2,068	47,543
Caleres, Inc.	5,139	157,921
The accompanying notes are an integral part of the financial statements.

8 |	DWS Small Cap Index VIP

	Shares	Value ($)
Camping World Holdings, Inc. "A"	6,404	168,169
CarParts.com, Inc.*	7,729	24,424
Carvana Co.*	14,707	778,589
Cato Corp. "A"	3,005	21,456
Chico's FAS, Inc.*	18,523	140,404
Designer Brands, Inc. "A"	6,581	58,242
Destination XL Group, Inc.*	8,701	38,284
Duluth Holdings, Inc. "B"*	1,464	7,876
Envela Corp.*	1,116	5,424
Evgo, Inc.*	15,991	57,248
Foot Locker, Inc.	12,604	392,615
Genesco, Inc.*	1,677	59,047
Group 1 Automotive, Inc.	2,075	632,335
GrowGeneration Corp.*	8,491	21,312
Guess?, Inc.	4,282	98,743
Haverty Furniture Companies, Inc.	2,256	80,088
Hibbett, Inc.	1,909	137,486
J Jill, Inc.*	699	18,020
Lands' End, Inc.*	2,303	22,017
Lazydays Holdings, Inc.*	1,095	7,720
Leslie's, Inc.*	26,926	186,059
MarineMax, Inc.*	3,246	126,269
Monro, Inc.	4,782	140,304
National Vision Holdings, Inc.*	11,914	249,360
ODP Corp.*	4,932	277,672
OneWater Marine, Inc. "A"*	1,719	58,085
PetMed Express, Inc.	3,002	22,695
Rent the Runway, Inc. "A"*	8,589	4,531
Revolve Group, Inc.*	6,355	105,366
Sally Beauty Holdings, Inc.*	16,414	217,978
Shoe Carnival, Inc.	2,667	80,570
Signet Jewelers Ltd.	6,783	727,545
Sleep Number Corp.*	3,168	46,981
Sonic Automotive, Inc. "A"	2,229	125,292
Sportsman's Warehouse Holdings, Inc.*	5,863	24,976
Stitch Fix, Inc. "A"*	13,006	46,431
The Buckle, Inc.	4,671	221,966
The Children's Place, Inc.*	1,862	43,236
ThredUp, Inc. "A"*	11,399	25,648
Tile Shop Holdings, Inc.*	4,425	32,568
Tilly's, Inc. "A"*	3,094	23,329
Torrid Holdings, Inc.* (a)	2,036	11,748
Upbound Group, Inc.	8,487	288,303
Urban Outfitters, Inc.*	9,795	349,584
Warby Parker, Inc. "A"*	12,889	181,735
Winmark Corp.	436	182,052
Zumiez, Inc.*	2,295	46,680
		10,357,443
Textiles, Apparel & Luxury Goods 0.5%
Allbirds, Inc. "A"*	14,126	17,304
Figs, Inc. "A"*	19,654	136,595
Fossil Group, Inc.*	6,194	9,043
	Shares	Value ($)
G-III Apparel Group Ltd.*	6,358	216,045
Hanesbrands, Inc.*	53,454	238,405
Kontoor Brands, Inc.	8,600	536,812
Movado Group, Inc.	2,394	72,179
Oxford Industries, Inc.	2,310	231,000
Rocky Brands, Inc.	1,178	35,552
Steven Madden Ltd.	11,506	483,252
Vera Bradley, Inc.*	4,020	30,954
Wolverine World Wide, Inc.	11,976	106,467
		2,113,608
Consumer Staples 3.3%
Beverages 0.4%
Coca-Cola Consolidated, Inc.	729	676,803
MGP Ingredients, Inc.	2,413	237,729
National Beverage Corp.*	3,622	180,086
Primo Water Corp.	23,935	360,222
The Duckhorn Portfolio, Inc.*	6,838	67,354
The Vita Coco Co., Inc*	4,385	112,475
Zevia PBC "A"*	3,890	7,819
		1,642,488
Consumer Staples Distribution & Retail 0.6%
HF Foods Group, Inc.*	5,637	30,102
Ingles Markets, Inc. "A"	2,137	184,573
Natural Grocers by Vitamin Cottage, Inc.	1,461	23,376
PriceSmart, Inc.	3,817	289,252
SpartanNash Co.	5,258	120,671
Sprouts Farmers Market, Inc.*	15,494	745,416
The Andersons, Inc.	4,945	284,535
The Chefs' Warehouse, Inc.*	5,408	159,158
United Natural Foods, Inc.*	9,008	146,200
Village Super Market, Inc. "A"	1,335	35,017
Weis Markets, Inc.	2,525	161,499
		2,179,799
Food Products 0.9%
Alico, Inc.	1,104	32,104
B&G Foods, Inc. (a)	10,890	114,345
Benson Hill, Inc.*	25,963	4,512
Beyond Meat, Inc.* (a)	9,096	80,954
BRC, Inc. "A"*	5,881	21,348
Calavo Growers, Inc.	2,599	76,437
Cal-Maine Foods, Inc.	6,190	355,244
Dole PLC	11,020	135,436
Forafric Global PLC*	793	8,398
Fresh Del Monte Produce, Inc.	5,213	136,841
Hain Celestial Group, Inc.*	13,753	150,595
J & J Snack Foods Corp.	2,296	383,754
John B. Sanfilippo & Son, Inc.	1,377	141,886
Lancaster Colony Corp.	2,987	497,007
Limoneira Co.	2,653	54,731
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 9

	Shares	Value ($)
Mission Produce, Inc.*	7,541	76,089
Seneca Foods Corp. "A"*	758	39,750
Simply Good Foods Co.*	13,863	548,975
Sovos Brands, Inc.*	8,347	183,885
Sunopta, Inc.*	14,124	77,258
TreeHouse Foods, Inc.*	7,772	322,149
Utz Brands, Inc.	11,016	178,900
Vital Farms, Inc.*	4,496	70,542
Westrock Coffee Co.* (a)	4,428	45,210
		3,736,350
Household Products 0.3%
Central Garden & Pet Co.*	1,483	74,313
Central Garden & Pet Co. "A"*	6,060	266,883
Energizer Holdings, Inc.	10,977	347,751
Oil-Dri Corp. of America	745	49,975
WD-40 Co.	2,074	495,831
		1,234,753
Personal Care Products 0.9%
BellRing Brands, Inc.*	20,065	1,112,203
Edgewell Personal Care Co.	7,588	277,949
elf Beauty, Inc.*	8,224	1,187,052
Herbalife Ltd.*	15,185	231,723
Inter Parfums, Inc.	2,778	400,060
Medifast, Inc.	1,661	111,652
Nature's Sunshine Products, Inc.*	1,954	33,785
Nu Skin Enterprises, Inc. "A"	7,607	147,728
The Beauty Health Co.*	12,727	39,581
USANA Health Sciences, Inc.*	1,757	94,175
Waldencast PLC "A"*	5,615	61,428
		3,697,336
Tobacco 0.2%
Ispire Technology, Inc.*	2,625	31,841
Turning Point Brands, Inc.	2,645	69,616
Universal Corp.	3,676	247,468
Vector Group Ltd.	22,298	251,522
		600,447
Energy 6.8%
Energy Equipment & Services 2.4%
Archrock, Inc.	21,313	328,220
Atlas Energy Solutions, Inc.	2,708	46,632
Borr Drilling Ltd.*	33,832	249,004
Bristow Group, Inc.*	3,543	100,161
Cactus, Inc. "A"	9,933	450,958
ChampionX Corp.	29,805	870,604
Core Laboratories, Inc.	7,110	125,563
Diamond Offshore Drilling, Inc.*	15,749	204,737
DMC Global, Inc.*	2,839	53,430
Dril-Quip, Inc.*	5,150	119,841
Expro Group Holdings NV*	13,644	217,212
	Shares	Value ($)
Forum Energy Technologies, Inc.*	1,552	34,408
Helix Energy Solutions Group, Inc.*	21,776	223,857
Helmerich & Payne, Inc.	14,818	536,708
KLX Energy Services Holdings, Inc.*	2,042	22,993
Kodiak Gas Services, Inc.	2,398	48,152
Liberty Energy, Inc.	25,040	454,226
Mammoth Energy Services, Inc.*	3,702	16,511
Nabors Industries Ltd.*	1,388	113,302
Newpark Resources, Inc.*	11,594	76,984
Noble Corp. PLC	17,160	826,426
Oceaneering International, Inc.*	15,486	329,542
Oil States International, Inc.*	9,417	63,941
Patterson-UTI Energy, Inc.	53,874	581,839
ProFrac Holding Corp. "A"*	4,207	35,675
ProPetro Holding Corp.*	15,004	125,734
Ranger Energy Services, Inc.	1,967	20,122
RPC, Inc.	12,953	94,298
SEACOR Marine Holdings, Inc.*	3,814	48,018
Seadrill Ltd.*	7,668	362,543
Select Water Solutions, Inc.	12,176	92,416
Solaris Oilfield Infrastructure, Inc. "A"	4,355	34,666
TETRA Technologies, Inc.*	18,868	85,283
Tidewater, Inc.*	7,067	509,601
U.S. Silica Holdings, Inc.*	11,522	130,314
Valaris Ltd.*	9,190	630,158
Weatherford International PLC*	10,904	1,066,738
		9,330,817
Oil, Gas & Consumable Fuels 4.4%
Amplify Energy Corp.*	5,173	30,676
Ardmore Shipping Corp.	6,250	88,063
Berry Corp.	11,786	82,856
California Resources Corp.	10,592	579,171
Callon Petroleum Co.*	9,446	306,050
Centrus Energy Corp. "A"*	1,908	103,814
Chord Energy Corp.	6,389	1,062,043
Civitas Resources, Inc.	12,317	842,236
Clean Energy Fuels Corp.*	26,011	99,622
CNX Resources Corp.*	23,853	477,060
Comstock Resources, Inc.	13,889	122,918
CONSOL Energy, Inc.	4,651	467,565
Crescent Energy Co. "A"	11,724	154,874
CVR Energy, Inc.	4,543	137,653
Delek U.S. Holdings, Inc.	9,736	251,189
DHT Holdings, Inc.	20,823	204,274
Dorian LPG Ltd.	5,229	229,396
Empire Petroleum Corp.*	2,172	23,870
Encore Energy Corp.*	22,210	87,285
Energy Fuels, Inc.*	23,783	171,000
The accompanying notes are an integral part of the financial statements.

10 |	DWS Small Cap Index VIP

	Shares	Value ($)
Enviva, Inc.	4,748	4,728
Equitrans Midstream Corp.	66,941	681,459
Evolution Petroleum Corp.	4,805	27,917
Excelerate Energy, Inc. "A"	2,858	44,185
FLEX LNG Ltd.	4,583	133,182
FutureFuel Corp.	4,335	26,357
Gevo, Inc.*	36,102	41,878
Golar LNG Ltd.	15,234	350,230
Granite Ridge Resources, Inc.	5,138	30,931
Green Plains, Inc.*	8,916	224,862
Gulfport Energy Corp.*	1,717	228,704
Hallador Energy Co.*	3,581	31,656
HighPeak Energy, Inc.	1,682	23,952
International Seaways, Inc.	6,240	283,795
Kinetik Holdings, Inc.	2,778	92,785
Kosmos Energy Ltd.*	70,038	469,955
Magnolia Oil & Gas Corp. "A"	27,201	579,109
Matador Resources Co.	17,266	981,745
Murphy Oil Corp.	22,736	969,918
NACCO Industries, Inc. "A"	702	25,623
NextDecade Corp* (a)	11,837	56,462
Nordic American Tankers Ltd.	31,120	130,704
Northern Oil and Gas, Inc.	13,382	496,071
Overseas Shipholding Group, Inc. "A"	9,345	49,248
Par Pacific Holdings, Inc.*	8,497	309,036
PBF Energy, Inc. "A"	17,020	748,199
Peabody Energy Corp.	17,434	423,995
Permian Resources Corp.	59,561	810,030
PrimeEnergy Resources Corp.*	116	12,337
REX American Resources Corp.*	2,380	112,574
Riley Exploration Permian, Inc.	1,367	37,237
Ring Energy, Inc.*	16,278	23,766
Sandridge Energy, Inc.	4,968	67,913
Scorpio Tankers, Inc.	7,276	442,381
SFL Corp. Ltd.	17,787	200,637
SilverBow Resources, Inc.*	3,220	93,638
Sitio Royalties Corp. "A"	12,390	291,289
SM Energy Co.	18,022	697,812
Talos Energy, Inc.*	16,592	236,104
Teekay Corp.*	9,249	66,130
Teekay Tankers Ltd. "A"	3,629	181,341
Tellurian, Inc.* (a)	82,205	62,114
Uranium Energy Corp.* (a)	57,551	368,326
Vaalco Energy, Inc.	16,790	75,387
Verde Clean Fuels, Inc.*	668	1,576
Vertex Energy, Inc.* (a)	9,336	31,649
Vital Energy, Inc.*	3,576	162,672
Vitesse Energy, Inc.	3,893	85,218
	Shares	Value ($)
W&T Offshore, Inc.	14,838	48,372
World Kinect Corp.	9,049	206,136
		17,302,940
Financials 16.8%
Banks 9.3%
1st Source Corp.	2,572	141,331
ACNB Corp.	1,289	57,696
Amalgamated Financial Corp.	2,620	70,583
Amerant Bancorp, Inc.	4,023	98,845
American National Bankshares, Inc.	1,563	76,196
Ameris Bancorp.	10,023	531,720
Ames National Corp.	1,212	25,864
Arrow Financial Corp.	2,245	62,725
Associated Banc-Corp.	22,913	490,109
Atlantic Union Bankshares Corp.	11,524	421,087
Axos Financial, Inc.*	8,441	460,879
Banc of California, Inc.	19,903	267,297
BancFirst Corp.	3,382	329,170
Bank First Corp.	1,446	125,310
Bank of Hawaii Corp. (a)	6,014	435,774
Bank of Marin Bancorp.	2,469	54,367
Bank of NT Butterfield & Son Ltd.	7,293	233,449
Bank7 Corp.	616	16,848
BankUnited, Inc.	11,448	371,259
Bankwell Financial Group, Inc.	828	24,989
Banner Corp.	5,186	277,762
Bar Harbor Bankshares	2,377	69,789
BayCom Corp.	1,656	39,065
BCB Bancorp., Inc.	2,434	31,277
Berkshire Hills Bancorp., Inc.	6,767	168,025
Blue Foundry Bancorp.*	3,625	35,054
Blue Ridge Bankshares, Inc.	2,178	6,599
Bridgewater Bancshares, Inc.*	2,833	38,302
Brookline Bancorp., Inc.	13,401	146,205
Burke & Herbert Financial Services Corp.	998	62,774
Business First Bancshares, Inc.	3,537	87,187
Byline Bancorp., Inc.	3,758	88,539
C&F Financial Corp.	502	34,231
Cadence Bank	27,856	824,259
Cambridge Bancorp.	1,153	80,018
Camden National Corp.	2,206	83,012
Capital Bancorp., Inc	1,368	33,106
Capital City Bank Group, Inc.	1,936	56,977
Capitol Federal Financial, Inc.	19,574	126,252
Capstar Financial Holdings, Inc.	2,858	53,559
Carter Bankshares, Inc.*	3,456	51,736
Cathay General Bancorp.	10,518	468,787
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 11

	Shares	Value ($)
Central Pacific Financial Corp.	4,160	81,869
Central Valley Community Bancorp.	1,541	34,441
Chemung Financial Corp.	528	26,294
ChoiceOne Financial Services, Inc. (a)	1,056	30,941
Citizens & Northern Corp.	2,323	52,105
Citizens Financial Services, Inc. (a)	590	38,185
City Holding Co.	2,287	252,165
Civista Bancshares, Inc.	2,323	42,836
CNB Financial Corp.	3,256	73,553
Coastal Financial Corp.*	1,619	71,900
Codorus Valley Bancorp., Inc.	1,463	37,599
Colony Bankcorp, Inc.	2,487	33,077
Columbia Financial, Inc.*	4,641	89,479
Community Bank System, Inc.	8,176	426,051
Community Trust Bancorp., Inc.	2,404	105,439
ConnectOne Bancorp., Inc.	5,692	130,404
CrossFirst Bankshares, Inc.*	6,780	92,072
Customers Bancorp., Inc.*	4,386	252,721
CVB Financial Corp.	20,394	411,755
Dime Community Bancshares, Inc.	5,253	141,463
Eagle Bancorp., Inc.	4,473	134,816
Eastern Bankshares, Inc.	23,441	332,862
Enterprise Bancorp., Inc.	1,421	45,841
Enterprise Financial Services Corp.	5,508	245,932
Equity Bancshares, Inc. "A"	2,278	77,224
Esquire Financial Holdings, Inc.	1,063	53,107
ESSA Bancorp., Inc.	1,317	26,366
Evans Bancorp., Inc.	786	24,783
Farmers & Merchants Bancorp., Inc.	1,985	49,228
Farmers National Banc Corp. (a)	5,686	82,163
FB Financial Corp.	5,417	215,867
Fidelity D&D Bancorp, Inc.	712	41,317
Financial Institutions, Inc.	2,361	50,289
First BanCorp.	26,017	427,980
First BanCorp. - North Carolina	6,074	224,799
First Bancorp., Inc.	1,353	38,182
First Bancshares, Inc.	4,696	137,734
First Bank	3,354	49,304
First Busey Corp.	7,919	196,550
First Business Financial Services, Inc.	1,202	48,200
First Commonwealth Financial Corp.	15,550	240,092
First Community Bancshares, Inc.	2,674	99,205
First Community Corp.	1,149	24,738
	Shares	Value ($)
First Financial Bancorp.	14,215	337,606
First Financial Bankshares, Inc.	19,946	604,364
First Financial Corp.	1,727	74,313
First Foundation, Inc.	7,605	73,616
First Interstate BancSystem, Inc. "A"	12,542	385,667
First Merchants Corp.	8,916	330,605
First Mid Bancshares, Inc.	3,286	113,893
First of Long Island Corp.	3,309	43,811
First Western Financial, Inc.*	1,154	22,884
Five Star Bancorp.	1,921	50,292
Flushing Financial Corp.	4,356	71,787
FS Bancorp, Inc.	1,028	37,995
Fulton Financial Corp.	24,298	399,945
FVCBankcorp, Inc.*	2,180	30,956
German American Bancorp., Inc.	4,237	137,321
Glacier Bancorp., Inc.	17,088	706,076
Great Southern Bancorp., Inc.	1,407	83,505
Greene County Bancorp., Inc.	994	28,031
Guaranty Bancshares, Inc.	1,334	44,849
Hancock Whitney Corp.	13,279	645,227
Hanmi Financial Corp.	4,696	91,102
HarborOne Bancorp, Inc.	6,289	75,342
HBT Financial, Inc.	1,911	40,341
Heartland Financial U.S.A., Inc.	6,416	241,306
Heritage Commerce Corp.	9,222	91,482
Heritage Financial Corp.	5,343	114,287
Hilltop Holdings, Inc.	7,126	250,906
Hingham Institution For Savings (a)	217	42,185
Home Bancorp., Inc.	1,080	45,371
Home BancShares, Inc.	29,212	739,940
HomeStreet, Inc.	2,935	30,231
HomeTrust Bancshares, Inc.	2,270	61,108
Hope Bancorp., Inc.	17,577	212,330
Horizon Bancorp, Inc.	6,578	94,131
Independent Bank Corp.	9,904	527,597
Independent Bank Group, Inc.	5,490	279,331
International Bancshares Corp.	8,216	446,293
John Marshall Bancorp, Inc.	1,953	44,060
Kearny Financial Corp.	8,760	78,577
Lakeland Bancorp., Inc.	9,585	141,762
Lakeland Financial Corp.	3,784	246,565
LCNB Corp.	1,551	24,459
Live Oak Bancshares, Inc.	5,176	235,508
Luther Burbank Corp.*	1,275	13,655
Macatawa Bank Corp.	4,162	46,947
MainStreet Bancshares, Inc.	1,126	27,936
Mercantile Bank Corp.	2,420	97,720
Metrocity Bankshares, Inc.	2,860	68,697
The accompanying notes are an integral part of the financial statements.

12 |	DWS Small Cap Index VIP

	Shares	Value ($)
Metropolitan Bank Holding Corp.*	1,555	86,116
Mid Penn Bancorp, Inc.	2,190	53,173
Middlefield Banc Corp.	1,211	39,200
Midland States Bancorp., Inc.	3,291	90,700
MidWestOne Financial Group, Inc.	2,025	54,493
MVB Financial Corp.	1,765	39,818
National Bank Holdings Corp. "A"	5,610	208,636
National Bankshares, Inc.	837	27,077
NBT Bancorp., Inc.	7,036	294,879
Nicolet Bankshares, Inc.	1,949	156,856
Northeast Bank	1,025	56,570
Northeast Community Bancorp, Inc.	2,038	36,154
Northfield Bancorp., Inc.	5,798	72,939
Northrim BanCorp., Inc.	803	45,940
Northwest Bancshares, Inc.	19,440	242,611
Norwood Financial Corp.	1,119	36,826
Oak Valley Bancorp.	1,057	31,657
OceanFirst Financial Corp.	8,888	154,296
OFG Bancorp.	7,093	265,846
Old National Bancorp.	44,484	751,335
Old Second Bancorp., Inc.	6,491	100,221
Orange County Bancorp, Inc.	799	48,132
Origin Bancorp, Inc.	4,469	158,962
Orrstown Financial Services, Inc.	1,624	47,908
Pacific Premier Bancorp., Inc.	14,342	417,496
Park National Corp.	2,186	290,432
Parke Bancorp., Inc.	1,705	34,526
Pathward Financial, Inc.	4,041	213,890
PCB Bancorp.	1,703	31,386
Peapack-Gladstone Financial Corp.	2,612	77,890
Penns Woods Bancorp., Inc.	999	22,488
Peoples Bancorp., Inc.	5,340	180,278
Peoples Financial Services Corp.	1,116	54,349
Pioneer Bancorp., Inc.*	1,471	14,725
Plumas Bancorp.	843	34,858
Ponce Financial Group, Inc.*	2,778	27,113
Preferred Bank	1,921	140,329
Premier Financial Corp.	5,415	130,502
Primis Financial Corp.	3,436	43,500
Princeton Bancorp, Inc.	758	27,212
Provident Financial Services, Inc.	11,189	201,738
QCR Holdings, Inc.	2,518	147,026
RBB Bancorp.	2,590	49,314
Red River Bancshares, Inc.	756	42,419
Renasant Corp.	8,376	282,104
Republic Bancorp., Inc. "A"	1,353	74,632
S&T Bancorp., Inc.	5,698	190,427
	Shares	Value ($)
Sandy Spring Bancorp., Inc.	6,712	182,835
Seacoast Banking Corp. of Florida	12,947	368,472
ServisFirst Bancshares, Inc.	7,822	521,180
Shore Bancshares, Inc.	4,634	66,035
Sierra Bancorp.	2,147	48,415
Simmons First National Corp. "A"	18,737	371,742
SmartFinancial, Inc.	2,422	59,315
South Plains Financial, Inc.	1,839	53,257
Southern First Bancshares, Inc.*	1,130	41,923
Southern Missouri Bancorp., Inc.	1,419	75,760
Southern States Bancshares, Inc.	1,190	34,843
Southside Bancshares, Inc.	4,487	140,533
SouthState Corp.	11,636	982,660
Stellar Bancorp, Inc.	7,433	206,935
Sterling Bancorp., Inc.*	3,460	19,964
Stock Yards Bancorp., Inc.	4,134	212,860
Summit Financial Group, Inc.	1,703	52,265
Texas Capital Bancshares, Inc.*	7,274	470,119
The Bancorp, Inc.*	7,889	304,200
Third Coast Bancshares, Inc.*	1,857	36,899
Timberland Bancorp., Inc.	1,124	35,361
Tompkins Financial Corp.	2,140	128,892
TowneBank	10,624	316,170
TriCo Bancshares	4,747	203,979
Triumph Financial, Inc.*	3,415	273,815
TrustCo Bank Corp. NY	2,897	89,952
Trustmark Corp.	9,147	255,018
UMB Financial Corp.	6,768	565,466
United Bankshares, Inc.	19,975	750,061
United Community Banks, Inc.	17,515	512,489
Unity Bancorp., Inc.	1,028	30,419
Univest Financial Corp.	4,519	99,554
USCB Financial Holdings, Inc.*	1,558	19,086
Valley National Bancorp.	65,583	712,231
Veritex Holdings, Inc.	8,025	186,742
Virginia National Bankshares Corp.	702	24,135
WaFd, Inc.	9,717	320,272
Washington Trust Bancorp., Inc.	2,617	84,738
WesBanco, Inc.	8,770	275,115
West BanCorp, Inc.	2,509	53,191
Westamerica BanCorp.	3,972	224,061
WSFS Financial Corp.	9,256	425,128
		36,745,919
Capital Markets 1.4%
AlTi Global, Inc.*	3,321	29,092
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 13

	Shares	Value ($)
Artisan Partners Asset Management, Inc. "A"	9,388	414,762
AssetMark Financial Holdings, Inc.*	3,362	100,692
B. Riley Financial, Inc. (a)	3,111	65,300
Bakkt Holdings, Inc.* (a)	11,119	24,795
BGC Group, Inc. "A"	54,434	393,013
Brightsphere Investment Group, Inc.	4,930	94,459
Cohen & Steers, Inc.	3,984	301,708
Diamond Hill Investment Group, Inc.	396	65,574
Donnelley Financial Solutions, Inc.*	3,734	232,890
Forge Global Holdings, Inc.*	17,106	58,674
GCM Grosvenor, Inc. "A"	6,451	57,801
Hamilton Lane, Inc. "A"	5,588	633,903
MarketWise, Inc.	5,085	13,882
Moelis & Co. "A"	10,211	573,143
Open Lending Corp. "A"*	15,442	131,411
P10, Inc. "A"	6,710	68,576
Patria Investments Ltd. "A"	8,266	128,206
Perella Weinberg Partners	6,556	80,180
Piper Sandler Companies	2,658	464,804
PJT Partners, Inc. "A"	3,618	368,566
Silvercrest Asset Management Group, Inc. "A"	1,553	26,401
StepStone Group, Inc. "A"	8,319	264,794
StoneX Group, Inc.*	4,116	303,884
Value Line, Inc.	100	4,875
Victory Capital Holdings, Inc. "A"	3,982	137,140
Virtus Investment Partners, Inc.	1,051	254,090
WisdomTree, Inc.	20,889	144,761
		5,437,376
Consumer Finance 0.8%
Atlanticus Holdings Corp.*	743	28,732
Bread Financial Holdings, Inc.	7,553	248,796
Consumer Portfolio Services, Inc.*	1,314	12,312
Encore Capital Group, Inc.*	3,552	180,264
Enova International, Inc.*	4,424	244,913
FirstCash Holdings, Inc.	5,762	624,543
Green Dot Corp. "A"*	7,111	70,399
LendingClub Corp.*	16,178	141,396
LendingTree, Inc.*	1,547	46,905
Navient Corp.	13,044	242,879
Nelnet, Inc. "A"	1,956	172,558
NerdWallet, Inc. "A"*	5,350	78,752
OppFi, Inc.*	1,931	9,887
PRA Group, Inc.*	5,843	153,087
PROG Holdings, Inc.*	6,751	208,673
Regional Management Corp.	1,129	28,315
	Shares	Value ($)
Upstart Holdings, Inc.* (a)	11,207	457,918
World Acceptance Corp.*	608	79,362
		3,029,691
Financial Services 2.4%
Acacia Research Corp.*	6,132	24,037
Alerus Financial Corp.	2,786	62,379
A-Mark Precious Metals, Inc.	2,947	89,147
AvidXchange Holdings, Inc.*	22,664	280,807
Banco Latinoamericano de Comercio Exterior SA	4,259	105,368
Cannae Holdings, Inc.*	10,330	201,538
Cantaloupe, Inc.*	8,950	66,320
Cass Information Systems, Inc.	2,103	94,740
Compass Diversified Holdings	9,642	216,463
Enact Holdings, Inc.	4,573	132,114
Essent Group Ltd.	15,935	840,412
EVERTEC, Inc.	9,881	404,528
Federal Agricultural Mortgage Corp. "C"	1,406	268,855
Finance of America Companies, Inc. "A"*	8,759	9,635
Flywire Corp.*	16,187	374,729
I3 Verticals, Inc. "A"*	3,564	75,450
International Money Express, Inc.*	4,834	106,783
Jackson Financial, Inc. "A"	12,681	649,267
Marqeta, Inc. "A"*	73,074	510,057
Merchants Bancorp.	2,394	101,937
Mr Cooper Group, Inc.*	9,799	638,111
NewtekOne, Inc.	3,570	49,266
NMI Holdings, Inc. "A"*	12,212	362,452
Ocwen Financial Corp.*	1,032	31,744
Pagseguro Digital Ltd. "A"*	30,206	376,669
Payoneer Global, Inc.*	40,140	209,129
Paysafe Ltd.*	5,109	65,344
Paysign, Inc.*	5,141	14,395
PennyMac Financial Services, Inc.	3,914	345,880
Priority Technology Holdings, Inc.*	1,983	7,059
Radian Group, Inc.	24,122	688,683
Remitly Global, Inc.*	20,303	394,284
Repay Holdings Corp.*	12,525	106,964
Security National Financial Corp. "A"*	1,975	17,775
StoneCo., Ltd. "A"*	44,566	803,525
SWK Holdings Corp.*	529	9,273
Velocity Financial, Inc.*	1,318	22,696
Walker & Dunlop, Inc.	4,873	540,952
Waterstone Financial, Inc.	2,474	35,131
		9,333,898
Insurance 1.7%
Ambac Financial Group, Inc.*	6,782	111,767
The accompanying notes are an integral part of the financial statements.

14 |	DWS Small Cap Index VIP

	Shares	Value ($)
American Coastal Insurance Corp. "C"*	3,048	28,834
American Equity Investment Life Holding Co.*	12,012	670,270
AMERISAFE, Inc.	2,911	136,177
BRP Group, Inc. "A"*	9,296	223,290
CNO Financial Group, Inc.	16,955	473,044
Crawford & Co. "A"	2,247	29,615
Donegal Group, Inc. "A"	2,368	33,128
eHealth, Inc.*	4,182	36,467
Employers Holdings, Inc.	3,821	150,547
Enstar Group Ltd.*	1,825	537,189
F&G Annuities & Life, Inc.	2,913	133,998
Fidelis Insurance Holdings Ltd.*	2,495	31,612
Genworth Financial, Inc. "A"*	70,349	469,931
GoHealth, Inc. "A"*	620	8,271
Goosehead Insurance, Inc. "A"*	3,258	246,956
Greenlight Capital Re Ltd. "A"*	4,176	47,690
HCI Group, Inc.	1,013	88,536
Hippo Holdings, Inc.*	1,663	15,167
Horace Mann Educators Corp.	6,242	204,113
Investors Title Co.	198	32,104
James River Group Holdings Ltd.	5,329	49,240
Kingsway Financial Services, Inc.*	1,579	13,264
Lemonade, Inc.*	7,772	125,362
Maiden Holdings Ltd.*	13,624	31,199
MBIA, Inc.*	6,875	42,075
Mercury General Corp.	4,110	153,344
National Western Life Group, Inc. "A"	345	166,642
NI Holdings, Inc.*	1,387	18,017
Oscar Health, Inc. "A"*	23,641	216,315
Palomar Holdings, Inc.*	3,706	205,683
ProAssurance Corp.	7,845	108,183
Safety Insurance Group, Inc.	2,189	166,342
Selective Insurance Group, Inc.	9,213	916,509
Selectquote, Inc.*	19,829	27,166
SiriusPoint Ltd.*	10,505	121,858
Skyward Specialty Insurance Group, Inc.*	3,678	124,611
Stewart Information Services Corp.	4,080	239,700
Tiptree, Inc.	3,736	70,835
Trupanion, Inc.* (a)	6,086	185,684
United Fire Group, Inc.	3,277	65,933
Universal Insurance Holdings, Inc.	3,893	62,210
		6,818,878
	Shares	Value ($)
Mortgage Real Estate Investment Trusts (REITs) 1.2%
AFC Gamma, Inc.	2,327	27,994
Angel Oak Mortgage REIT, Inc.	1,894	20,076
Apollo Commercial Real Estate Finance, Inc.	21,512	252,551
Arbor Realty Trust, Inc. (a)	28,079	426,239
Ares Commercial Real Estate Corp.	7,801	80,818
ARMOUR Residential REIT, Inc. (a)	7,534	145,557
Blackstone Mortgage Trust, Inc. "A" (a)	26,241	558,146
BrightSpire Capital, Inc.	19,548	145,437
Chicago Atlantic Real Estate Finance, Inc.	2,470	39,965
Chimera Investment Corp.	35,137	175,334
Claros Mortgage Trust, Inc.	13,868	189,021
Dynex Capital, Inc.	8,818	110,401
Ellington Financial, Inc.	11,510	146,292
Franklin BSP Realty Trust, Inc.	12,666	171,118
Granite Point Mortgage Trust, Inc.	7,787	46,255
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (a)	16,134	444,976
Invesco Mortgage Capital, Inc.	6,560	58,122
KKR Real Estate Finance Trust, Inc.	8,884	117,535
Ladder Capital Corp.	17,259	198,651
MFA Financial, Inc.	15,643	176,297
New York Mortgage Trust, Inc.	13,913	118,678
Nexpoint Real Estate Finance, Inc.	1,135	17,876
Orchid Island Capital, Inc.	8,135	68,578
PennyMac Mortgage Investment Trust	13,455	201,152
Ready Capital Corp.	24,400	250,100
Redwood Trust, Inc.	17,410	129,008
TPG RE Finance Trust, Inc.	10,469	68,048
Two Harbors Investment Corp.	14,824	206,498
		4,590,723
Health Care 15.2%
Biotechnology 7.4%
2seventy bio, Inc.*	7,788	33,255
4D Molecular Therapeutics, Inc.*	6,128	124,153
89bio, Inc.*	9,840	109,913
Aadi Bioscience, Inc.*	2,599	5,250
ACADIA Pharmaceuticals, Inc.*	18,589	582,022
ACELYRIN, Inc.*	4,710	35,137
Acrivon Therapeutics, Inc.*	1,307	6,430
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 15

	Shares	Value ($)
Actinium Pharmaceuticals, Inc.*	4,045	20,549
Adicet Bio, Inc.*	3,920	7,409
ADMA Biologics, Inc.*	32,172	145,417
Aerovate Therapeutics, Inc.*	1,574	35,620
Agenus, Inc.*	59,441	49,211
Agios Pharmaceuticals, Inc.*	8,396	186,979
Akero Therapeutics, Inc.*	7,666	179,001
Aldeyra Therapeutics, Inc.*	7,208	25,300
Alector, Inc.*	9,916	79,130
Alkermes PLC*	25,298	701,766
Allakos, Inc.*	10,323	28,182
Allogene Therapeutics, Inc.*	14,837	47,627
Allovir, Inc.*	6,488	4,410
Alpine Immune Sciences, Inc.* (a)	4,911	93,604
Altimmune, Inc.*	7,682	86,422
ALX Oncology Holdings, Inc.* (a)	4,111	61,213
Amicus Therapeutics, Inc.*	43,073	611,206
AnaptysBio, Inc.*	2,843	60,897
Anavex Life Sciences Corp.* (a)	10,977	102,196
Anika Therapeutics, Inc.*	2,197	49,784
Annexon, Inc.*	7,154	32,479
Apogee Therapeutics, Inc.* (a)	3,053	85,301
Arbutus Biopharma Corp.*	19,583	48,957
Arcellx, Inc.*	5,870	325,785
Arcturus Therapeutics Holdings, Inc.*	3,587	113,098
Arcus Biosciences, Inc.*	8,285	158,243
Arcutis Biotherapeutics, Inc.*	12,162	39,283
Ardelyx, Inc.*	35,075	217,465
Arrowhead Pharmaceuticals, Inc.*	15,515	474,759
ARS Pharmaceuticals, Inc.*	3,781	20,720
Astria Therapeutics, Inc.*	5,043	38,730
Atara Biotherapeutics, Inc.*	13,001	6,667
Aura Biosciences, Inc.*	4,260	37,744
Aurinia Pharmaceuticals, Inc.*	20,729	186,354
Avid Bioservices, Inc.*	9,620	62,530
Avidity Biosciences, Inc.*	10,954	99,134
Avita Medical, Inc.*	3,879	53,220
Beam Therapeutics, Inc.*	11,044	300,618
BioAtla, Inc.*	6,915	17,011
BioCryst Pharmaceuticals, Inc.*	28,746	172,188
Biohaven Ltd.*	10,421	446,019
Biomea Fusion, Inc.*	3,072	44,605
BioVie, Inc.*	726	915
Bioxcel Therapeutics, Inc.* (a)	2,978	8,785
Bluebird Bio, Inc.*	15,733	21,711
Blueprint Medicines Corp.*	9,307	858,478
	Shares	Value ($)
Bridgebio Pharma, Inc.*	17,541	708,130
Cabaletta Bio, Inc.*	5,297	120,242
CareDx, Inc.*	7,681	92,172
Caribou Biosciences, Inc.*	12,613	72,272
Carisma Therapeutics, Inc.	4,111	12,045
Cartesian Therapeutics, Inc.*	17,902	12,342
Catalyst Pharmaceuticals, Inc.*	15,438	259,513
Celcuity, Inc.*	2,673	38,946
Celldex Therapeutics, Inc.*	7,076	280,634
Century Therapeutics, Inc.*	4,162	13,818
Cerevel Therapeutics Holdings, Inc.*	10,653	451,687
Cogent Biosciences, Inc.*	12,569	73,906
Coherus Biosciences, Inc.*	14,337	47,742
Compass Therapeutics, Inc.*	14,159	22,088
Crinetics Pharmaceuticals, Inc.*	9,911	352,633
Cue Biopharma, Inc.*	5,402	14,261
Cullinan Oncology, Inc*	3,629	36,979
Cytokinetics, Inc.*	14,289	1,192,989
Day One Biopharmaceuticals, Inc.*	9,631	140,613
Deciphera Pharmaceuticals, Inc.*	8,206	132,363
Denali Therapeutics, Inc.*	17,957	385,357
Design Therapeutics, Inc.*	5,097	13,507
Disc Medicine, Inc.*	1,312	75,781
Dynavax Technologies Corp.*	19,683	275,168
Dyne Therapeutics, Inc.*	6,591	87,660
Eagle Pharmaceuticals, Inc.*	1,464	7,657
Editas Medicine, Inc.*	12,673	128,377
Emergent BioSolutions, Inc.*	7,558	18,139
Enanta Pharmaceuticals, Inc.*	2,739	25,774
Entrada Therapeutics, Inc.*	3,310	49,948
Erasca, Inc.*	12,652	26,949
Fate Therapeutics, Inc.*	12,699	47,494
Fennec Pharmaceuticals, Inc.*	2,792	31,326
FibroGen, Inc.*	14,082	12,481
Foghorn Therapeutics, Inc.*	2,986	19,260
Genelux Corp.* (a)	2,635	36,916
Generation Bio Co.*	7,055	11,641
Geron Corp.*	76,558	161,537
Graphite Bio, Inc.*	4,419	11,578
Gritstone bio, Inc.*	13,654	27,854
Halozyme Therapeutics, Inc.*	19,782	731,143
Heron Therapeutics, Inc.*	15,592	26,506
HilleVax, Inc.*	3,995	64,120
Humacyte, Inc.*	8,303	23,580
Icosavax, Inc.*	4,264	67,201
Ideaya Biosciences, Inc.*	9,168	326,197
IGM Biosciences, Inc.*	1,804	14,991
Immuneering Corp. "A"*	3,141	23,086
The accompanying notes are an integral part of the financial statements.

16 |	DWS Small Cap Index VIP

	Shares	Value ($)
ImmunityBio, Inc.* (a)	20,235	101,580
ImmunoGen, Inc.*	36,532	1,083,174
Immunovant, Inc.*	8,197	345,340
Inhibrx, Inc.*	5,291	201,058
Inozyme Pharma, Inc.*	7,206	30,697
Insmed, Inc.*	21,070	652,959
Intellia Therapeutics, Inc.*	13,426	409,359
Iovance Biotherapeutics, Inc.*	35,185	286,054
Ironwood Pharmaceuticals, Inc.*	21,113	241,533
iTeos Therapeutics, Inc.*	3,453	37,810
Janux Therapeutics, Inc.*	2,549	27,351
KalVista Pharmaceuticals, Inc.*	4,696	57,526
Karyopharm Therapeutics, Inc.*	17,768	15,369
Keros Therapeutics, Inc.*	3,435	136,576
Kezar Life Sciences, Inc.*	11,179	10,591
Kiniksa Pharmaceuticals Ltd. "A"*	4,918	86,262
Kodiak Sciences, Inc.*	4,947	15,039
Krystal Biotech, Inc.*	3,321	412,003
Kura Oncology, Inc.*	10,905	156,814
Kymera Therapeutics, Inc.*	5,793	147,490
Larimar Therapeutics, Inc.*	3,960	18,018
Lexicon Pharmaceuticals, Inc.*	14,403	22,037
Lineage Cell Therapeutics, Inc.*	19,932	21,726
Lyell Immunopharma, Inc.*	27,354	53,067
MacroGenics, Inc.*	9,200	88,504
Madrigal Pharmaceuticals, Inc.*	2,255	521,762
MannKind Corp.*	39,020	142,033
MeiraGTx Holdings PLC*	5,230	36,715
Merrimack Pharmaceuticals, Inc.*	1,609	21,577
Mersana Therapeutics, Inc.*	15,509	35,981
MiMedx Group, Inc.*	17,214	150,967
Mineralys Therapeutics, Inc.*	3,031	26,067
Mirum Pharmaceuticals, Inc.*	3,825	112,914
Monte Rosa Therapeutics, Inc.*	4,311	24,357
Morphic Holding, Inc.*	5,596	161,612
Mural Oncology PLC*	2,488	14,729
Myriad Genetics, Inc.*	12,401	237,355
Nkarta, Inc.*	4,700	31,020
Novavax, Inc.*	14,561	69,893
Nurix Therapeutics, Inc.*	7,155	73,840
Nuvalent, Inc. "A"*	4,047	297,819
Nuvectis Pharma, Inc.*	1,051	8,765
Ocean Biomedical, Inc.*	1,342	886
Olema Pharmaceuticals, Inc.*	4,154	58,281
Omega Therapeutics, Inc.*	3,788	11,402
	Shares	Value ($)
Organogenesis Holdings, Inc.*	10,819	44,250
ORIC Pharmaceuticals, Inc.*	6,049	55,651
Outlook Therapeutics, Inc.* (a)	25,422	10,016
Ovid therapeutics, Inc.*	9,195	29,608
PDS Biotechnology Corp.* (a)	4,348	21,610
PepGen, Inc.*	1,572	10,690
PMV Pharmaceuticals, Inc.*	5,590	17,329
Poseida Therapeutics, Inc.*	10,662	35,824
Precigen, Inc.*	21,415	28,696
Prelude Therapeutics, Inc.*	1,577	6,734
Prime Medicine, Inc.* (a)	6,120	54,223
ProKidney Corp.*	6,311	11,234
Protagonist Therapeutics, Inc.*	8,784	201,417
Protalix BioTherapeutics, Inc.*	8,708	15,500
Prothena Corp. PLC*	6,436	233,884
PTC Therapeutics, Inc.*	10,894	300,239
Rallybio Corp.*	4,728	11,300
RAPT Therapeutics, Inc.*	4,548	113,018
RayzeBio, Inc.*	3,056	189,991
Recursion Pharmaceuticals, Inc. "A"*	20,981	206,873
REGENXBIO, Inc.*	6,270	112,546
Relay Therapeutics, Inc.*	13,822	152,180
Reneo Pharmaceuticals, Inc.*	1,506	2,410
Replimune Group, Inc.*	7,574	63,849
REVOLUTION Medicines, Inc.*	21,924	628,780
Rhythm Pharmaceuticals, Inc.*	7,872	361,876
Rigel Pharmaceuticals, Inc.*	27,811	40,326
Rocket Pharmaceuticals, Inc.*	9,555	286,363
Sage Therapeutics, Inc.*	8,161	176,849
Sagimet Biosciences, Inc. "A"*	535	2,900
Sana Biotechnology, Inc.*	14,486	59,103
Sangamo Therapeutics, Inc.*	20,905	11,358
Savara, Inc.*	13,463	63,276
Scholar Rock Holding Corp.*	8,438	158,634
Seres Therapeutics, Inc.*	15,065	21,091
SpringWorks Therapeutics, Inc.*	10,271	374,891
Stoke Therapeutics, Inc.*	4,277	22,497
Summit Therapeutics, Inc.*	18,036	47,074
Sutro Biopharma, Inc.*	9,364	40,171
Syndax Pharmaceuticals, Inc.*	10,047	217,116
Tango Therapeutics, Inc.*	6,929	68,597
Tenaya Therapeutics, Inc.*	6,815	22,081
TG Therapeutics, Inc.*	20,933	357,536
Travere Therapeutics, Inc.*	11,110	99,879
Turnstone Biologics Corp.*	1,210	3,079
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 17

	Shares	Value ($)
Twist Bioscience Corp.*	8,688	320,240
Tyra Biosciences, Inc.*	2,162	29,944
UroGen Pharma Ltd.*	4,140	62,100
Vanda Pharmaceuticals, Inc.*	8,913	37,613
Vaxcyte, Inc.*	14,363	901,996
Vaxxinity, Inc. "A"*	6,675	5,674
Vera Therapeutics, Inc.*	5,225	80,360
Veracyte, Inc.*	11,196	308,002
Vericel Corp.*	7,196	256,249
Verve Therapeutics, Inc.*	7,837	109,248
Vigil Neuroscience, Inc.*	2,491	8,420
Viking Therapeutics, Inc.*	14,553	270,831
Vir Biotechnology, Inc.*	12,856	129,331
Viridian Therapeutics, Inc.*	6,481	141,156
Vor BioPharma, Inc.*	5,852	13,167
Voyager Therapeutics, Inc.*	4,913	41,466
X4 Pharmaceuticals, Inc.*	18,973	15,909
Xencor, Inc.*	8,814	187,121
XOMA Corp.*	1,133	20,960
Y-mAbs Therapeutics, Inc.*	5,581	38,062
Zentalis Pharmaceuticals, Inc.*	9,043	137,001
Zura Bio Ltd.*	2,068	9,658
Zymeworks, Inc.*	8,283	86,060
		29,048,514
Health Care Equipment & Supplies 2.8%
Accuray, Inc.*	14,471	40,953
Alphatec Holdings, Inc.*	13,866	209,515
AngioDynamics, Inc.*	5,622	44,077
Artivion, Inc.*	6,036	107,924
AtriCure, Inc.*	7,163	255,647
Atrion Corp.	213	80,682
Avanos Medical, Inc.*	7,090	159,029
Axogen, Inc.*	6,094	41,622
Axonics, Inc.*	7,597	472,761
Beyond Air, Inc.*	3,968	7,777
Butterfly Network, Inc.*	21,729	23,467
Cerus Corp.*	27,766	59,975
ClearPoint Neuro, Inc.*	3,604	24,471
CONMED Corp.	4,687	513,273
Cutera, Inc.*	2,496	8,798
CVRx, Inc.*	1,721	54,108
Embecta Corp.	8,854	167,606
Glaukos Corp.*	7,180	570,738
Haemonetics Corp.*	7,674	656,204
Inari Medical, Inc.*	8,189	531,630
Inmode Ltd.*	11,890	264,434
Inogen, Inc.*	3,482	19,116
Integer Holdings Corp.*	5,073	502,633
iRadimed Corp.	1,136	53,926
iRhythm Technologies, Inc.*	4,704	503,516
KORU Medical Systems, Inc.*	5,398	13,252
Lantheus Holdings, Inc.*	10,345	641,390
	Shares	Value ($)
LeMaitre Vascular, Inc.	3,007	170,677
LivaNova PLC*	8,323	430,632
Merit Medical Systems, Inc.*	8,688	659,941
Nano-X Imaging Ltd.* (a)	7,123	45,374
Neogen Corp.*	33,360	670,870
Nevro Corp.*	5,482	117,973
Omnicell, Inc.*	6,791	255,545
OraSure Technologies, Inc.*	11,020	90,364
Orchestra BioMed Holdings, Inc.*	1,933	17,648
Orthofix Medical, Inc.*	5,447	73,426
OrthoPediatrics Corp.*	2,441	79,357
Outset Medical, Inc.*	7,633	41,295
Paragon 28, Inc.*	6,797	84,487
PROCEPT BioRobotics Corp.*	6,098	255,567
Pulmonx Corp.*	5,702	72,701
Pulse Biosciences, Inc.*	2,572	31,481
RxSight, Inc.*	4,292	173,053
Sanara Medtech, Inc.*	585	24,044
Semler Scientific, Inc.*	673	29,807
SI-BONE, Inc.*	5,959	125,079
Sight Sciences, Inc.*	3,137	16,187
Silk Road Medical, Inc.*	5,963	73,166
STAAR Surgical Co.*	7,371	230,049
Surmodics, Inc.*	2,096	76,190
Tactile Systems Technology, Inc.*	3,597	51,437
Tela Bio, Inc.*	2,481	16,424
TransMedics Group, Inc.*	4,853	383,047
Treace Medical Concepts, Inc.*	6,989	89,110
UFP Technologies, Inc.*	1,080	185,803
Utah Medical Products, Inc.	479	40,341
Varex Imaging Corp.*	5,982	122,631
Vicarious Surgical, Inc.*	10,942	4,012
Zimvie, Inc.*	4,013	71,231
Zynex, Inc.* (a)	3,138	34,173
		10,871,646
Health Care Providers & Services 2.4%
23andMe Holding Co. "A"*	44,968	41,078
Accolade, Inc.*	10,045	120,640
AdaptHealth Corp.*	14,716	107,280
Addus HomeCare Corp.*	2,382	221,169
Agiliti, Inc.*	4,599	36,424
AirSculpt Technologies, Inc.*	1,863	13,954
Alignment Healthcare, Inc.*	13,324	114,720
AMN Healthcare Services, Inc.*	5,797	434,079
Apollo Medical Holdings, Inc.*	6,536	250,329
Aveanna Healthcare Holdings, Inc.*	8,123	21,770
Brookdale Senior Living, Inc.*	28,048	163,239
Cano Health, Inc.*	373	2,189
The accompanying notes are an integral part of the financial statements.

18 |	DWS Small Cap Index VIP

	Shares	Value ($)
CareMax, Inc.*	11,674	5,816
Castle Biosciences, Inc.*	3,852	83,126
Community Health Systems, Inc.*	19,767	61,871
CorVel Corp.*	1,336	330,273
Cross Country Healthcare, Inc.*	5,307	120,150
Docgo, Inc.*	12,001	67,086
Enhabit, Inc.*	7,807	80,802
Fulgent Genetics, Inc.*	3,131	90,517
Guardant Health, Inc.*	17,337	468,966
HealthEquity, Inc.*	12,798	848,507
Hims & Hers Health, Inc.*	18,735	166,741
InfuSystem Holdings, Inc.*	2,808	29,596
Innovage Holding Corp.*	2,403	14,418
Invitae Corp.* (a)	37,947	23,785
LifeStance Health Group, Inc.* (a)	16,283	127,496
ModivCare, Inc.*	1,900	83,581
National HealthCare Corp.	1,899	175,506
National Research Corp.	2,169	85,806
NeoGenomics, Inc.*	19,498	315,478
OPKO Health, Inc.*	62,393	94,213
Option Care Health, Inc.*	25,480	858,421
Owens & Minor, Inc.*	11,376	219,216
P3 Health Partners, Inc.*	6,208	8,753
Patterson Companies, Inc.	13,136	373,719
Pediatrix Medical Group, Inc.*	12,823	119,254
PetIQ, Inc.*	4,056	80,106
Privia Health Group, Inc.*	17,192	395,932
Progyny, Inc.*	12,042	447,722
Quipt Home Medical Corp.*	6,263	31,879
RadNet, Inc.*	9,136	317,659
Select Medical Holdings Corp.	15,707	369,114
Surgery Partners, Inc.*	11,530	368,845
The Ensign Group, Inc.	8,334	935,158
The Joint Corp.*	2,391	22,977
The Pennant Group, Inc.*	4,477	62,320
U.S. Physical Therapy, Inc.	2,256	210,124
Viemed Healthcare, Inc.*	5,214	40,930
		9,662,734
Health Care Technology 0.5%
American Well Corp. "A"*	38,157	56,854
Computer Programs & Systems, Inc.*	2,115	23,688
Definitive Healthcare Corp.*	6,971	69,292
Evolent Health, Inc. "A"*	16,861	556,919
Health Catalyst, Inc.*	8,396	77,747
HealthStream, Inc.	3,724	100,660
Multiplan Corp.*	58,855	84,751
OptimizeRx Corp.*	2,439	34,902
Phreesia, Inc.*	8,069	186,797
Schrodinger, Inc.*	8,340	298,572
Sharecare, Inc.*	48,911	52,824
	Shares	Value ($)
Simulations Plus, Inc.	2,459	110,040
Veradigm, Inc.*	16,632	174,470
		1,827,516
Life Sciences Tools & Services 0.4%
Adaptive Biotechnologies Corp.*	17,467	85,588
Akoya Biosciences, Inc.*	3,812	18,603
BioLife Solutions, Inc.*	5,324	86,515
Codexis, Inc.*	9,273	28,283
CryoPort, Inc.*	6,579	101,909
Cytek Biosciences, Inc.*	18,595	169,586
Harvard Bioscience, Inc.*	6,058	32,410
MaxCyte, Inc.*	13,792	64,822
Mesa Laboratories, Inc.	795	83,292
NanoString Technologies, Inc.*	7,023	5,256
Nautilus Biotechnology, Inc.*	7,810	23,352
OmniAb, Inc.*	14,311	88,299
Pacific Biosciences of California, Inc.*	38,708	379,726
Quanterix Corp.*	5,362	146,597
Quantum-Si, Inc.*	16,051	32,263
Seer, Inc.*	9,110	17,673
SomaLogic, Inc.*	22,759	57,580
		1,421,754
Pharmaceuticals 1.7%
Aclaris Therapeutics, Inc.*	10,759	11,297
Amneal Pharmaceuticals, Inc.*	18,922	114,857
Amphastar Pharmaceuticals, Inc.*	5,813	359,534
Amylyx Pharmaceuticals, Inc.*	7,746	114,021
ANI Pharmaceuticals, Inc.*	2,256	124,396
Arvinas, Inc.*	7,495	308,494
Assertio Holdings, Inc.*	13,254	14,182
Atea Pharmaceuticals, Inc.*	11,448	34,916
Axsome Therapeutics, Inc.*	5,396	429,468
Biote Corp. "A"*	2,296	11,342
Bright Green Corp.*	9,613	3,173
Cara Therapeutics, Inc.*	8,323	6,184
Cassava Sciences, Inc.* (a)	6,097	137,244
Citius Pharmaceuticals, Inc.*	19,107	14,454
Collegium Pharmaceutical, Inc.*	5,351	164,704
Corcept Therapeutics, Inc.*	12,319	400,121
CorMedix, Inc.*	8,533	32,084
Cymabay Therapeutics, Inc.*	17,244	407,303
Edgewise Therapeutics, Inc.*	6,631	72,543
Enliven Therapeutics, Inc.* (a)	3,610	49,962
Evolus, Inc.*	6,447	67,887
Eyenovia, Inc.*	4,365	9,079
EyePoint Pharmaceuticals, Inc.*	4,169	96,346
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 19

	Shares	Value ($)
Harmony Biosciences Holdings, Inc.*	4,980	160,854
Harrow, Inc.* (a)	4,421	49,515
Ikena Oncology, Inc.*	3,322	6,544
Innoviva, Inc.*	9,293	149,060
Intra-Cellular Therapies, Inc.*	14,282	1,022,877
Ligand Pharmaceuticals, Inc.*	2,523	180,193
Liquidia Corp.*	7,251	87,230
Longboard Pharmaceuticals, Inc.*	2,430	14,653
Marinus Pharmaceuticals, Inc.*	7,718	83,895
Neumora Therapeutics, Inc.*	2,268	38,669
NGM Biopharmaceuticals, Inc.*	7,149	6,141
Nuvation Bio, Inc.*	22,710	34,292
Ocular Therapeutix, Inc.*	12,401	55,309
Omeros Corp.* (a)	9,449	30,898
Optinose, Inc.*	11,525	14,867
Pacira BioSciences, Inc.*	6,896	232,671
Phathom Pharmaceuticals, Inc.*	5,004	45,687
Phibro Animal Health Corp. "A"	3,254	37,681
Pliant Therapeutics, Inc.*	8,575	155,293
Prestige Consumer Healthcare, Inc.*	7,652	468,455
Revance Therapeutics, Inc.*	13,382	117,628
Scilex Holding Co.*	10,126	20,657
scPharmaceuticals, Inc.*	4,473	28,046
SIGA Technologies, Inc.	7,213	40,393
Supernus Pharmaceuticals, Inc.*	7,430	215,024
Taro Pharmaceutical Industries Ltd.*	1,245	52,016
Tarsus Pharmaceuticals, Inc.*	4,356	88,209
Terns Pharmaceuticals, Inc.*	6,651	43,165
Theravance Biopharma, Inc.* (a)	7,679	86,312
Theseus Pharmaceuticals, Inc.*	3,155	12,778
Third Harmonic Bio, Inc.*	3,024	33,173
Trevi Therapeutics, Inc.*	6,548	8,774
Ventyx Biosciences, Inc.*	6,937	17,134
Verrica Pharmaceuticals, Inc.*	3,208	23,483
WaVe Life Sciences Ltd.*	9,163	46,273
Xeris Biopharma Holdings, Inc.*	20,745	48,751
Zevra Therapeutics, Inc.*	5,319	34,839
		6,775,030
Industrials 16.7%
Aerospace & Defense 0.9%
AAR Corp.*	5,111	318,926
AeroVironment, Inc.*	3,982	501,891
	Shares	Value ($)
AerSale Corp.*	3,814	48,419
Archer Aviation, Inc. "A"*	23,496	144,266
Astronics Corp.*	3,895	67,851
Cadre Holdings, Inc.	2,996	98,538
Ducommun, Inc.*	2,036	105,994
Eve Holding, Inc.*	2,836	20,760
Kaman Corp.	4,268	102,219
Kratos Defense & Security Solutions, Inc.*	19,470	395,046
Leonardo DRS, Inc.*	10,516	210,741
Moog, Inc. "A"	4,332	627,187
National Presto Industries, Inc.	775	62,217
Park Aerospace Corp.	2,903	42,674
Redwire Corp.*	1,296	3,694
Rocket Lab USA, Inc.*	42,862	237,027
Terran Orbital Corp.*	13,779	15,708
Triumph Group, Inc.*	9,704	160,892
V2X, Inc.*	1,807	83,917
Virgin Galactic Holdings, Inc.*	49,925	122,316
		3,370,283
Air Freight & Logistics 0.2%
Air Transport Services Group, Inc.*	8,496	149,615
Forward Air Corp.	3,919	246,387
Hub Group, Inc. "A"*	4,752	436,899
Radiant Logistics, Inc.*	5,901	39,183
		872,084
Building Products 2.0%
AAON, Inc.	10,364	765,589
American Woodmark Corp.*	2,537	235,561
Apogee Enterprises, Inc.	3,342	178,496
AZZ, Inc.	3,763	218,593
CSW Industrials, Inc.	2,365	490,525
Gibraltar Industries, Inc.*	4,705	371,601
Griffon Corp.	6,323	385,387
Insteel Industries, Inc.	2,894	110,811
Janus International Group, Inc.*	12,875	168,019
JELD-WEN Holding, Inc.*	13,074	246,837
Masonite International Corp.*	3,370	285,304
Masterbrand, Inc.*	19,764	293,495
PGT Innovations, Inc.*	8,729	355,270
Quanex Building Products Corp.	5,097	155,815
Resideo Technologies, Inc.*	22,511	423,657
Simpson Manufacturing Co., Inc.	6,530	1,292,809
UFP Industries, Inc.	9,133	1,146,648
Zurn Elkay Water Solutions Corp.	22,653	666,225
		7,790,642
The accompanying notes are an integral part of the financial statements.

20 |	DWS Small Cap Index VIP

	Shares	Value ($)
Commercial Services & Supplies 1.5%
ABM Industries, Inc.	10,066	451,259
ACCO Brands Corp.	14,335	87,157
ACV Auctions, Inc. "A"*	19,491	295,289
Aris Water Solutions, Inc. "A"	4,667	39,156
BrightView Holdings, Inc.*	6,119	51,522
Casella Waste Systems, Inc. "A"*	8,642	738,545
CECO Environmental Corp.*	4,588	93,045
Cimpress PLC*	2,710	216,935
CompX International, Inc.	256	6,472
CoreCivic, Inc.*	17,248	250,613
Deluxe Corp.	6,633	142,278
Ennis, Inc.	3,826	83,828
Enviri Corp.*	12,018	108,162
Healthcare Services Group, Inc.*	11,548	119,753
HNI Corp.	7,106	297,244
Interface, Inc.	8,859	111,801
LanzaTech Global, Inc.*	3,243	16,312
Li-cycle Holdings Corp.*	20,856	12,197
Liquidity Services, Inc.*	3,583	61,663
Matthews International Corp. "A"	4,540	166,391
MillerKnoll, Inc.	11,240	299,883
Montrose Environmental Group, Inc.*	4,251	136,585
NL Industries, Inc.	1,654	9,279
OPENLANE, Inc.*	16,304	241,462
Performant Financial Corp.*	10,534	32,919
Pitney Bowes, Inc.	27,035	118,954
Quad Graphics, Inc.*	5,260	28,509
SP Plus Corp.*	2,976	152,520
Steelcase, Inc. "A"	14,245	192,592
The Brink's Co.	7,074	622,158
The GEO Group, Inc.*	18,302	198,211
UniFirst Corp.	2,295	419,778
Viad Corp.*	3,092	111,930
VSE Corp.	1,970	127,282
		6,041,684
Construction & Engineering 1.7%
Ameresco, Inc. "A"*	4,821	152,681
API Group Corp.*	31,805	1,100,453
Arcosa, Inc.	7,433	614,263
Argan, Inc.	1,928	90,211
Bowman Consulting Group Ltd.*	1,553	55,163
Comfort Systems U.S.A., Inc.	5,415	1,113,703
Concrete Pumping Holdings, Inc.*	3,638	29,832
Construction Partners, Inc. "A"*	6,170	268,518
Dycom Industries, Inc.*	4,398	506,166
Fluor Corp.*	21,718	850,694
Granite Construction, Inc.	6,748	343,203
	Shares	Value ($)
Great Lakes Dredge & Dock Corp.*	9,865	75,763
IES Holdings, Inc.*	1,268	100,451
INNOVATE Corp.*	7,312	8,994
Limbach Holdings, Inc.*	1,418	64,476
MYR Group, Inc.*	2,494	360,707
Northwest Pipe Co.*	1,451	43,907
Primoris Services Corp.	8,209	272,621
Southland Holdings, Inc.*	574	2,962
Sterling Infrastructure, Inc.*	4,600	404,478
Tutor Perini Corp.*	6,356	57,840
		6,517,086
Electrical Equipment 1.3%
Allient, Inc.	2,067	62,444
Amprius Technologies, Inc.*	844	4,465
Array Technologies, Inc.*	23,249	390,583
Atkore, Inc.*	5,769	923,040
Babcock & Wilcox Enterprises, Inc.*	8,273	12,079
Blink Charging Co.*	8,433	28,588
Bloom Energy Corp. "A"* (a)	29,604	438,139
Dragonfly Energy Holdings Corp.*	3,801	2,059
Encore Wire Corp.	2,285	488,076
Energy Vault Holdings, Inc.*	15,322	35,700
EnerSys	6,274	633,423
Enovix Corp.* (a)	20,992	262,820
Eos Energy Enterprises, Inc.* (a)	16,805	18,318
Ess Tech, Inc.*	14,917	17,005
Fluence Energy, Inc.*	8,811	210,142
FTC Solar, Inc.*	10,079	6,983
FuelCell Energy, Inc.*	69,212	110,739
GrafTech International, Ltd.	30,215	66,171
LSI Industries, Inc.	4,035	56,813
NEXTracker, Inc. "A"*	7,594	355,779
NuScale Power Corp.* (a)	7,491	24,645
Powell Industries, Inc.	1,418	125,351
Preformed Line Products Co.	386	51,670
SES AI Corp.*	19,435	35,566
Shoals Technologies Group, Inc. "A"*	26,304	408,764
SKYX Platforms Corp.*	8,938	14,301
Stem, Inc.* (a)	21,868	84,848
SunPower Corp.* (a)	12,707	61,375
Thermon Group Holdings, Inc.*	5,103	166,205
TPI Composites, Inc.*	6,530	27,034
Vicor Corp.*	3,417	153,560
		5,276,685
Ground Transportation 0.5%
ArcBest Corp.	3,623	435,521
Covenant Logistics Group, Inc.	1,274	58,655
Daseke, Inc.*	6,511	52,739
FTAI Infrastructure, Inc.	15,597	60,672
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 21

	Shares	Value ($)
Heartland Express, Inc.	7,185	102,458
Marten Transport Ltd.	8,934	187,435
P.A.M. Transportation Services, Inc.*	1,054	21,902
RXO, Inc.*	17,851	415,214
TuSimple Holdings, Inc. "A"*	25,708	22,567
Universal Logistics Holdings, Inc.	1,097	30,738
Werner Enterprises, Inc.	9,673	409,845
		1,797,746
Industrial Conglomerates 0.0%
Brookfield Business Corp. "A"	3,967	92,352
Machinery 3.4%
374Water, Inc.*	9,195	13,057
3D Systems Corp.*	19,898	126,352
Alamo Group, Inc.	1,536	322,852
Albany International Corp. "A"	4,734	464,974
Astec Industries, Inc.	3,452	128,414
Barnes Group, Inc.	7,414	241,919
Blue Bird Corp.*	3,845	103,661
Chart Industries, Inc.*	6,549	892,825
Columbus McKinnon Corp.	4,315	168,371
Commercial Vehicle Group, Inc.*	5,085	35,646
Desktop Metal, Inc. "A"* (a)	43,595	32,740
Douglas Dynamics, Inc.	3,462	102,752
Energy Recovery, Inc.*	8,582	161,685
Enerpac Tool Group Corp.	8,265	256,959
Enpro, Inc.	3,172	497,179
ESCO Technologies, Inc.	3,874	453,374
Federal Signal Corp.	9,149	702,094
Franklin Electric Co., Inc.	7,073	683,606
Gencor Industries, Inc.*	1,639	26,454
Gorman-Rupp Co.	3,485	123,822
Greenbrier Companies, Inc.	4,703	207,779
Helios Technologies, Inc.	5,075	230,151
Hillenbrand, Inc.	10,725	513,191
Hillman Solutions Corp.*	29,631	272,902
Hyliion Holdings Corp.*	23,005	18,719
Hyster-Yale Materials Handling, Inc.	1,681	104,541
John Bean Technologies Corp.	4,884	485,714
Kadant, Inc.	1,786	500,634
Kennametal, Inc.	12,162	313,658
Lindsay Corp.	1,677	216,601
Luxfer Holdings PLC	4,237	37,879
Mayville Engineering Co., Inc.*	1,757	25,336
Microvast Holdings, Inc.*	32,815	45,941
Miller Industries, Inc.	1,713	72,443
Mueller Industries, Inc.	17,142	808,245
Mueller Water Products, Inc. "A"	23,420	337,248
	Shares	Value ($)
Nikola Corp.*	94,664	82,812
Omega Flex, Inc.	531	37,441
Park-Ohio Holdings Corp.	1,306	35,210
Proto Labs, Inc.*	4,040	157,398
REV Group, Inc.	4,931	89,596
Shyft Group, Inc.	5,297	64,729
SPX Technologies, Inc.*	6,756	682,424
Standex International Corp.	1,782	282,233
Tennant Co.	2,805	259,995
Terex Corp.	10,106	580,691
The Manitowoc Co., Inc.*	5,315	88,707
Titan International, Inc.*	8,089	120,364
Trinity Industries, Inc.	12,309	327,296
Velo3D, Inc.*	13,864	5,512
Wabash National Corp.	6,972	178,623
Watts Water Technologies, Inc. "A"	4,181	871,070
		13,593,819
Marine Transportation 0.3%
Costamare, Inc.	7,109	74,005
Eagle Bulk Shipping, Inc.	1,424	78,890
Genco Shipping & Trading Ltd.	6,333	105,064
Golden Ocean Group Ltd.	18,848	183,957
Himalaya Shipping Ltd.*	4,031	27,250
Matson, Inc.	5,234	573,646
Pangaea Logistics Solutions Ltd.	5,472	45,089
Safe Bulkers, Inc.	10,396	40,856
		1,128,757
Passenger Airlines 0.4%
Allegiant Travel Co.	2,375	196,199
Blade Air Mobility, Inc.*	9,256	32,674
Frontier Group Holdings, Inc.*	5,252	28,676
Hawaiian Holdings, Inc.*	7,740	109,908
JetBlue Airways Corp.*	51,408	285,314
Joby Aviation, Inc.* (a)	42,735	284,188
SkyWest, Inc.*	6,151	321,082
Spirit Airlines, Inc.	16,924	277,384
Sun Country Airlines Holdings, Inc.*	5,829	91,690
		1,627,115
Professional Services 2.5%
Alight, Inc. "A"*	62,950	536,963
ASGN, Inc.*	7,181	690,597
Asure Software, Inc.*	3,563	33,920
Barrett Business Services, Inc.	1,007	116,611
Blacksky Technology, Inc.*	18,235	25,529
CBIZ, Inc.*	7,252	453,903
Conduent, Inc.*	27,028	98,652
CRA International, Inc.	1,048	103,595
CSG Systems International, Inc.	4,755	253,014
The accompanying notes are an integral part of the financial statements.

22 |	DWS Small Cap Index VIP

	Shares	Value ($)
ExlService Holdings, Inc.*	24,571	758,015
Exponent, Inc.	7,691	677,116
First Advantage Corp.	8,420	139,519
FiscalNote Holdings, Inc.*	9,652	11,003
Forrester Research, Inc.*	1,716	46,006
Franklin Covey Co.*	1,809	78,746
Heidrick & Struggles International, Inc.	2,982	88,058
HireQuest, Inc.	827	12,694
HireRight Holdings Corp.*	2,355	31,675
Huron Consulting Group, Inc.*	2,926	300,793
IBEX Holdings Ltd.*	1,353	25,721
ICF International, Inc.	2,834	380,011
Innodata, Inc.*	3,892	31,681
Insperity, Inc.	5,408	633,926
Kelly Services, Inc. "A"	4,671	100,987
Kforce, Inc.	2,877	194,370
Korn Ferry	8,008	475,275
Legalzoom.com, Inc.*	17,973	203,095
Maximus, Inc.	9,316	781,240
Mistras Group, Inc.*	3,315	24,266
NV5 Global, Inc.*	2,126	236,241
Parsons Corp.*	6,306	395,449
Planet Labs PBC*	26,225	64,776
Resources Connection, Inc.	5,033	71,318
Skillsoft Corp.*	588	10,337
Sterling Check Corp.*	4,908	68,319
TriNet Group, Inc.*	4,865	578,594
TrueBlue, Inc.*	4,745	72,788
TTEC Holdings, Inc.	3,010	65,227
Upwork, Inc.*	18,963	281,980
Verra Mobility Corp.*	21,417	493,233
Willdan Group, Inc.*	1,773	38,119
		9,683,362
Trading Companies & Distributors 2.0%
Alta Equipment Group, Inc.	3,466	42,874
Applied Industrial Technologies, Inc.	5,867	1,013,172
Beacon Roofing Supply, Inc.*	8,813	766,907
BlueLinx Holdings, Inc.*	1,278	144,810
Boise Cascade Co.	6,075	785,862
Custom Truck One Source, Inc.*	8,760	54,137
Distribution Solutions Group, Inc.*	1,408	44,437
DXP Enterprises, Inc.*	2,062	69,489
EVI Industries, Inc.	736	17,465
FTAI Aviation Ltd.	15,232	706,765
GATX Corp.	5,445	654,598
Global Industrial Co.	2,027	78,729
GMS, Inc.*	6,221	512,797
H&E Equipment Services, Inc.	4,906	256,682
Herc Holdings, Inc.	4,333	645,140
	Shares	Value ($)
Hudson Technologies, Inc.*	6,658	89,816
Karat Packaging, Inc.	992	24,651
McGrath RentCorp.	3,790	453,360
MRC Global, Inc.*	12,971	142,811
NOW, Inc.*	16,098	182,229
Rush Enterprises, Inc. "A"	9,313	468,444
Rush Enterprises, Inc. "B"	1,447	76,662
Textainer Group Holdings Ltd.	6,160	303,072
Titan Machinery, Inc.*	3,186	92,012
Transcat, Inc.*	1,236	135,132
Willis Lease Finance Corp.*	452	22,094
Xometry, Inc. "A"* (a)	5,266	189,102
		7,973,249
Information Technology 13.3%
Communications Equipment 0.6%
ADTRAN Holdings, Inc.	12,102	88,829
Aviat Networks, Inc.*	1,723	56,273
Calix, Inc.*	9,062	395,919
Cambium Networks Corp.*	2,026	12,156
Clearfield, Inc.*	2,039	59,294
CommScope Holding Co., Inc.*	30,567	86,199
Comtech Telecommunications Corp.	4,253	35,853
Digi International, Inc.*	5,383	139,958
DZS, Inc.*	3,116	6,138
Extreme Networks, Inc.*	19,373	341,740
Harmonic, Inc.*	16,881	220,128
Infinera Corp.*	30,593	145,317
KVH Industries, Inc.*	2,703	14,218
NETGEAR, Inc.*	4,531	66,062
NetScout Systems, Inc.*	10,542	231,397
Ribbon Communications, Inc.*	13,542	39,272
Viavi Solutions, Inc.*	33,979	342,168
		2,280,921
Electronic Equipment, Instruments & Components 2.7%
908 Devices, Inc.*	3,218	36,106
Advanced Energy Industries, Inc.	5,772	628,686
Aeva Technologies, Inc.*	10,846	8,218
Akoustis Technologies, Inc.*	10,563	8,809
Arlo Technologies, Inc.*	13,798	131,357
Badger Meter, Inc.	4,467	689,571
Bel Fuse, Inc. "B"	1,609	107,433
Belden, Inc.	6,527	504,211
Benchmark Electronics, Inc.	5,430	150,085
Climb Global Solutions, Inc.	634	34,762
CTS Corp.	4,738	207,240
Daktronics, Inc.*	5,820	49,354
ePlus, Inc.*	4,043	322,793
Evolv Technologies Holdings, Inc.*	17,646	83,289
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 23

	Shares	Value ($)
Fabrinet*	5,609	1,067,561
FARO Technologies, Inc.*	2,722	61,327
Insight Enterprises, Inc.*	4,365	773,434
Iteris, Inc.*	6,498	33,790
Itron, Inc.*	6,979	526,984
Kimball Electronics, Inc.*	3,660	98,637
Knowles Corp.*	13,684	245,080
Lightwave Logic, Inc.* (a)	17,659	87,942
Luna Innovations, Inc.*	4,968	33,037
Methode Electronics, Inc.	5,173	117,582
MicroVision, Inc.* (a)	28,883	76,829
Mirion Technologies, Inc.*	30,305	310,626
Napco Security Technologies, Inc.	5,039	172,586
nLight, Inc.*	6,789	91,651
Novanta, Inc.*	5,446	917,161
OSI Systems, Inc.*	2,445	315,527
PAR Technology Corp.*	4,052	176,424
PC Connection, Inc.	1,763	118,491
Plexus Corp.*	4,197	453,822
Presto Automation, Inc.*	879	467
Richardson Electronics Ltd.	1,823	24,337
Rogers Corp.*	2,654	350,514
Sanmina Corp.*	8,594	441,474
ScanSource, Inc.*	3,721	147,389
SmartRent, Inc.*	28,657	91,416
TTM Technologies, Inc.*	15,849	250,573
Vishay Intertechnology, Inc.	19,803	474,678
Vishay Precision Group, Inc.*	1,894	64,529
Vuzix Corp.* (a)	8,950	18,661
		10,504,443
IT Services 0.5%
Applied Digital Corp.*	12,413	83,664
BigBear.ai Holdings, Inc.*	4,361	9,333
BigCommerce Holdings, Inc.Series 1*	10,268	99,908
Brightcove, Inc.*	6,293	16,299
Couchbase, Inc.*	5,264	118,545
DigitalOcean Holdings, Inc.*	9,720	356,627
Fastly, Inc. "A"*	18,479	328,926
Grid Dynamics Holdings, Inc.*	8,379	111,692
Information Services Group, Inc.	5,892	27,751
Perficient, Inc.*	5,264	346,476
Rackspace Technology, Inc.*	8,271	16,542
Squarespace, Inc. "A"*	7,653	252,625
The Hackett Group, Inc.	3,832	87,255
Thoughtworks Holding, Inc.*	14,400	69,264
Tucows, Inc. "A"*	1,493	40,311
Unisys Corp.*	10,668	59,954
		2,025,172
	Shares	Value ($)
Semiconductors & Semiconductor Equipment 3.0%
ACM Research, Inc. "A"*	7,217	141,020
Aehr Test Systems*	4,197	111,346
Alpha & Omega Semiconductor Ltd.*	3,664	95,484
Ambarella, Inc.*	5,834	357,566
Amkor Technology, Inc.	17,133	570,015
Atomera, Inc.*	2,972	20,834
Axcelis Technologies, Inc.*	4,962	643,522
CEVA, Inc.*	3,481	79,053
Cohu, Inc.*	7,073	250,313
Credo Technology Group Holding Ltd.*	17,468	340,102
Diodes, Inc.*	6,876	553,656
FormFactor, Inc.*	11,813	492,720
Ichor Holdings Ltd.*	4,344	146,089
Impinj, Inc.*	3,563	320,777
indie Semiconductor, Inc. "A"*	22,894	185,670
inTEST Corp.*	1,641	22,318
Kulicke & Soffa Industries, Inc.	8,401	459,703
MACOM Technology Solutions Holdings, Inc.*	8,269	768,604
Maxeon Solar Technologies Ltd.*	4,381	31,412
MaxLinear, Inc.*	11,504	273,450
Navitas Semiconductor Corp.*	16,957	136,843
NVE Corp.	731	57,332
Onto Innovation, Inc.*	7,456	1,140,022
PDF Solutions, Inc.*	4,695	150,897
Photronics, Inc.*	9,396	294,753
Power Integrations, Inc.	8,700	714,357
Rambus, Inc.*	16,609	1,133,564
Semtech Corp.*	9,683	212,155
Silicon Laboratories, Inc.*	4,834	639,393
SiTime Corp.*	2,637	321,925
SkyWater Technology, Inc.*	2,807	27,003
SMART Global Holdings, Inc.*	7,349	139,117
Synaptics, Inc.*	6,048	689,956
Transphorm, Inc.*	4,330	15,804
Ultra Clean Holdings, Inc.*	6,763	230,889
Veeco Instruments, Inc.*	7,716	239,427
		12,007,091
Software 5.8%
8x8, Inc.*	18,299	69,170
A10 Networks, Inc.	10,719	141,169
ACI Worldwide, Inc.*	16,586	507,532
Adeia, Inc.	16,393	203,109
Agilysys, Inc.*	3,052	258,871
Alarm.com Holdings, Inc.*	7,335	473,988
Alkami Technology, Inc.*	6,090	147,682
Altair Engineering, Inc. "A"*	8,284	697,099
The accompanying notes are an integral part of the financial statements.

24 |	DWS Small Cap Index VIP

	Shares	Value ($)
American Software, Inc. "A"	5,096	57,585
Amplitude, Inc. "A"*	10,447	132,886
Appfolio, Inc. "A"*	2,936	508,633
Appian Corp. "A"*	6,320	238,011
Asana, Inc. "A"* (a)	12,360	234,964
Aurora Innovation, Inc.*	51,570	225,361
Avepoint, Inc.*	22,421	184,076
Bit Digital, Inc.* (a)	13,170	55,709
Blackbaud, Inc.*	6,663	577,682
BlackLine, Inc.*	8,643	539,669
Box, Inc. "A"*	21,584	552,766
Braze, Inc. "A"*	8,021	426,156
C3.ai, Inc. "A"*	12,390	355,717
Cerence, Inc.*	6,165	121,204
Cipher Mining, Inc.* (a)	6,948	28,695
Cleanspark, Inc.*	22,759	251,032
Clear Secure, Inc. "A"	12,633	260,871
CommVault Systems, Inc.*	6,731	537,470
Consensus Cloud Solutions, Inc.*	3,052	79,993
CoreCard Corp.*	1,096	15,158
CS Disco, Inc.*	3,737	28,364
CXApp, Inc.*	294	379
Digimarc Corp.*	2,086	75,346
Digital Turbine, Inc.*	14,608	100,211
Domo, Inc. "B"*	4,925	50,678
E2open Parent Holdings, Inc.*	26,344	115,650
eGain Corp.*	2,965	24,698
Enfusion, Inc. "A"*	5,457	52,933
EngageSmart, Inc.*	7,412	169,735
Envestnet, Inc.*	7,609	376,798
Everbridge, Inc.*	6,283	152,740
EverCommerce, Inc.*	3,690	40,701
Expensify, Inc. "A"*	8,555	21,131
Freshworks, Inc. "A"*	24,823	583,092
Instructure Holdings, Inc.*	2,992	80,814
Intapp, Inc.*	4,183	159,038
InterDigital, Inc.	4,008	435,028
Jamf Holding Corp.*	10,728	193,748
Kaltura, Inc.*	12,861	25,079
LivePerson, Inc.*	11,893	45,074
LiveRamp Holdings, Inc.*	10,073	381,565
Marathon Digital Holdings, Inc.* (a)	32,442	762,063
Matterport, Inc.*	38,484	103,522
MeridianLink, Inc.*	4,032	99,873
MicroStrategy, Inc. "A"* (a)	1,861	1,175,445
Mitek Systems, Inc.*	6,608	86,168
Model N, Inc.*	5,720	154,040
N-able, Inc.*	10,710	141,907
NextNav, Inc.*	8,270	36,801
Olo, Inc. "A"*	16,031	91,697
ON24, Inc.	5,006	39,447
OneSpan, Inc.*	6,282	67,343
PagerDuty, Inc.*	13,844	320,489
	Shares	Value ($)
PowerSchool Holdings, Inc. "A"*	8,536	201,108
Progress Software Corp.	6,663	361,801
PROS Holdings, Inc.*	6,812	264,237
Q2 Holdings, Inc.*	8,637	374,932
Qualys, Inc.*	5,657	1,110,356
Rapid7, Inc.*	9,190	524,749
Red Violet, Inc.*	1,699	33,929
Rimini Street, Inc.*	8,204	26,827
Riot Platforms, Inc.* (a)	28,967	448,119
Sapiens International Corp. NV	4,723	136,684
SEMrush Holdings, Inc. "A"*	4,843	66,155
Solarwinds Corp.*	7,816	97,622
SoundHound AI, Inc. "A"* (a)	21,790	46,195
SoundThinking, Inc.*	1,538	39,280
Sprinklr, Inc. "A"*	16,194	194,976
Sprout Social, Inc. "A"*	7,325	450,048
SPS Commerce, Inc.*	5,580	1,081,627
Tenable Holdings, Inc.*	17,380	800,523
Terawulf, Inc.*	22,659	54,382
Varonis Systems, Inc.*	16,625	752,780
Verint Systems, Inc.*	9,634	260,407
Veritone, Inc.*	4,002	7,244
Viant Technology, Inc. "A"*	2,650	18,258
Weave Communications, Inc.*	5,061	58,050
Workiva, Inc.*	7,559	767,465
Xperi, Inc.*	6,290	69,316
Yext, Inc.*	16,498	97,173
Zeta Global Holdings Corp. "A"*	21,152	186,561
Zuora, Inc. "A"*	19,969	187,709
		22,792,368
Technology Hardware, Storage & Peripherals 0.7%
Composecure, Inc.* (a)	2,580	13,932
Corsair Gaming, Inc.*	5,735	80,863
CPI Card Group, Inc.*	677	12,992
Eastman Kodak Co.*	8,309	32,405
Immersion Corp.	4,697	33,161
Intevac, Inc.*	3,996	17,263
IonQ, Inc.*	24,724	306,330
Super Micro Computer, Inc.*	7,074	2,010,855
Turtle Beach Corp.*	2,545	27,868
Xerox Holding Corp.	17,748	325,321
		2,860,990
Materials 4.4%
Chemicals 1.9%
AdvanSix, Inc.	4,083	122,327
American Vanguard Corp.	4,134	45,350
Aspen Aerogels, Inc.*	7,886	124,441
Avient Corp.	13,699	569,467
Balchem Corp.	4,854	722,032
Cabot Corp.	8,473	707,495
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 25

	Shares	Value ($)
Core Molding Technologies, Inc.*	1,251	23,181
Danimer Scientific, Inc.*	12,324	12,570
Ecovyst, Inc.*	13,865	135,461
H.B. Fuller Co.	8,280	674,075
Hawkins, Inc.	2,974	209,429
Ingevity Corp.*	5,648	266,699
Innospec, Inc.	3,810	469,544
Intrepid Potash, Inc.*	1,621	38,726
Koppers Holdings, Inc.	3,105	159,038
Kronos Worldwide, Inc.	3,387	33,667
Livent Corp.* (a)	27,459	493,713
LSB Industries, Inc.*	8,076	75,188
Mativ Holdings, Inc.	8,335	127,609
Minerals Technologies, Inc.	5,000	356,550
Origin Materials, Inc.*	16,088	13,453
Orion SA	8,525	236,398
Perimeter Solutions SA*	23,826	109,600
PureCycle Technologies, Inc.* (a)	17,153	69,470
Quaker Chemical Corp.	2,129	454,371
Rayonier Advanced Materials, Inc.*	9,680	39,204
Sensient Technologies Corp.	6,437	424,842
Stepan Co.	3,235	305,869
Trinseo PLC	5,227	43,750
Tronox Holdings PLC	18,014	255,078
Valhi, Inc.	300	4,557
		7,323,154
Construction Materials 0.3%
Knife River Corp.*	8,671	573,847
Summit Materials, Inc. "A"*	18,156	698,280
United States Lime & Minerals, Inc.	300	69,105
		1,341,232
Containers & Packaging 0.3%
Greif, Inc. "A"	3,725	244,323
Greif, Inc. "B"	801	52,874
Myers Industries, Inc.	5,536	108,229
O-I Glass, Inc*	23,929	391,957
Pactiv Evergreen, Inc.	5,940	81,437
Ranpak Holdings Corp.*	6,325	36,812
TriMas Corp.	6,337	160,516
		1,076,148
Metals & Mining 1.8%
5E Advanced Materials, Inc.*	6,744	9,509
Alpha Metallurgical Resources, Inc.	1,759	596,160
Arch Resources, Inc.	2,741	454,842
ATI, Inc.*	19,621	892,167
Caledonia Mining Corp. PLC	2,382	29,060
Carpenter Technology Corp.	7,478	529,442
Century Aluminum Co.*	8,138	98,795
Coeur Mining, Inc.*	51,322	167,310
	Shares	Value ($)
Commercial Metals Co.	17,817	891,563
Compass Minerals International, Inc.	5,257	133,107
Constellium SE*	19,676	392,733
Contango ORE, Inc.*	1,115	20,193
Dakota Gold Corp.*	8,704	22,804
Haynes International, Inc.	1,942	110,791
Hecla Mining Co.	93,691	450,654
i-80 Gold Corp.*	29,731	52,327
Ivanhoe Electric, Inc.*	9,465	95,407
Kaiser Aluminum Corp.	2,388	170,002
Materion Corp.	3,139	408,478
NioCorp. Developments Ltd.*	771	2,460
Novagold Resources, Inc.*	36,941	138,159
Olympic Steel, Inc.	1,540	102,718
Perpetua Resources Corp.*	5,823	18,459
Piedmont Lithium, Inc.*	2,793	78,846
Ramaco Resources, Inc. "A"	3,340	57,381
Ramaco Resources, Inc. "B"	736	9,796
Ryerson Holding Corp.	4,259	147,702
Schnitzer Steel Industries, Inc. "A"	3,951	119,162
SunCoke Energy, Inc.	12,900	138,546
TimkenSteel Corp.*	6,646	155,849
Tredegar Corp.	4,170	22,560
Warrior Met Coal, Inc.	7,913	482,456
Worthington Steel, Inc.*	4,733	132,997
		7,132,435
Paper & Forest Products 0.1%
Clearwater Paper Corp.*	2,551	92,142
Glatfelter Corp.*	7,634	14,810
Sylvamo Corp.	5,400	265,194
		372,146
Real Estate 6.0%
Diversified REITs 0.6%
Alexander & Baldwin, Inc.	11,028	209,753
Alpine Income Property Trust, Inc.	1,981	33,499
American Assets Trust, Inc.	7,430	167,249
Armada Hoffler Properties, Inc.	10,273	127,077
Broadstone Net Lease, Inc.	28,761	495,265
CTO Realty Growth, Inc.	3,360	58,229
Empire State Realty Trust, Inc. "A"	19,973	193,538
Essential Properties Realty Trust, Inc.	23,870	610,117
Gladstone Commercial Corp.	6,259	82,869
Global Net Lease, Inc.	30,025	298,749
NexPoint Diversified Real Estate Trust	4,853	38,581
One Liberty Properties, Inc.	2,318	50,787
		2,365,713
The accompanying notes are an integral part of the financial statements.

26 |	DWS Small Cap Index VIP

	Shares	Value ($)
Health Care REITs 0.6%
CareTrust REIT, Inc.	15,381	344,227
Community Healthcare Trust, Inc.	4,097	109,144
Diversified Healthcare Trust	36,212	135,433
Global Medical REIT, Inc.	9,328	103,541
LTC Properties, Inc.	6,227	200,011
National Health Investors, Inc.	6,342	354,201
Physicians Realty Trust	36,053	479,865
Sabra Health Care REIT, Inc.	35,532	507,042
Universal Health Realty Income Trust	1,986	85,894
		2,319,358
Hotel & Resort REITs 0.8%
Apple Hospitality REIT, Inc.	33,022	548,495
Braemar Hotels & Resorts, Inc.	9,986	24,965
Chatham Lodging Trust	7,282	78,063
DiamondRock Hospitality Co.	32,022	300,687
Pebblebrook Hotel Trust	18,152	290,069
RLJ Lodging Trust	23,616	276,780
Ryman Hospitality Properties, Inc.	8,899	979,424
Service Properties Trust	24,967	213,218
Summit Hotel Properties, Inc.	16,063	107,943
Sunstone Hotel Investors, Inc.	32,091	344,336
Xenia Hotels & Resorts, Inc.	16,374	223,014
		3,386,994
Industrial REITs 0.5%
Innovative Industrial Properties, Inc.	4,294	432,921
LXP Industrial Trust	44,603	442,462
Plymouth Industrial REIT, Inc.	6,761	162,737
Terreno Realty Corp.	12,587	788,827
		1,826,947
Office REITs 0.7%
Brandywine Realty Trust	25,969	140,233
City Office REIT, Inc.	6,317	38,597
COPT Defense Properties	17,349	444,655
Douglas Emmett, Inc.	24,582	356,439
Easterly Government Properties, Inc.	14,601	196,237
Equity Commonwealth	15,536	298,291
Hudson Pacific Properties, Inc.	20,732	193,015
JBG SMITH Properties	15,435	262,549
Office Properties Income Trust	7,334	53,685
Orion Office REIT, Inc.	8,668	49,581
Paramount Group, Inc.	28,261	146,109
Peakstone Realty Trust (a)	5,562	110,851
	Shares	Value ($)
Piedmont Office Realty Trust, Inc. "A"	18,959	134,799
Postal Realty Trust, Inc. "A"	2,878	41,904
SL Green Realty Corp. (a)	9,949	449,396
		2,916,341
Real Estate Management & Development 0.8%
American Realty Investors, Inc.*	100	1,741
Anywhere Real Estate, Inc.*	16,312	132,290
Compass, Inc. "A"*	43,245	162,601
Cushman & Wakefield PLC*	25,557	276,016
DigitalBridge Group, Inc.	24,872	436,255
Douglas Elliman, Inc.	11,619	34,276
eXp World Holdings, Inc. (a)	11,024	171,093
Forestar Group, Inc.*	2,832	93,654
FRP Holdings, Inc.*	1,018	64,012
Kennedy-Wilson Holdings, Inc.	18,187	225,155
Marcus & Millichap, Inc.	3,651	159,476
Maui Land & Pineapple Co., Inc.*	1,228	19,513
Newmark Group, Inc. "A"	21,214	232,505
Opendoor Technologies, Inc.*	83,868	375,729
RE/MAX Holdings, Inc. "A"	2,616	34,871
Redfin Corp.* (a)	16,656	171,890
Star Holdings*	1,758	26,335
Stratus Properties, Inc.*	861	24,848
Tejon Ranch Co.*	3,236	55,659
The RMR Group, Inc. "A"	2,457	69,361
The St. Joe Co.	5,223	314,320
Transcontinental Realty Investors, Inc.*	151	5,219
		3,086,819
Residential REITs 0.4%
Apartment Investment and Management Co. "A" *	22,668	177,490
BRT Apartments Corp.	1,764	32,793
Centerspace	2,286	133,045
Clipper Realty, Inc.	1,682	9,083
Elme Communities	13,344	194,822
Independence Realty Trust, Inc.	34,367	525,815
NexPoint Residential Trust, Inc.	3,476	119,679
UMH Properties, Inc.	9,015	138,110
Veris Residential, Inc.	12,056	189,641
		1,520,478
Retail REITs 1.2%
Acadia Realty Trust	14,157	240,527
Alexander's, Inc.	332	70,905
Cbl & Associates Properties, Inc.	4,032	98,461
Getty Realty Corp.	7,158	209,157
Inventrust Properties Corp.	10,319	261,484
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 27

	Shares	Value ($)
Kite Realty Group Trust	33,374	762,930
NETSTREIT Corp.	10,455	186,622
Phillips Edison & Co., Inc.	18,053	658,573
Retail Opportunity Investments Corp.	18,617	261,197
Saul Centers, Inc.	1,794	70,450
SITE Centers Corp.	29,221	398,282
Tanger, Inc.	15,684	434,761
The Macerich Co.	32,837	506,675
Urban Edge Properties	17,447	319,280
Whitestone REIT	7,547	92,753
		4,572,057
Specialized REITs 0.4%
Farmland Partners, Inc.	6,711	83,753
Four Corners Property Trust, Inc.	13,657	345,522
Gladstone Land Corp.	5,143	74,316
Outfront Media, Inc.	22,602	315,524
PotlatchDeltic Corp.	12,098	594,012
Safehold, Inc.	7,383	172,762
Uniti Group, Inc.	36,329	209,982
		1,795,871
Utilities 2.7%
Electric Utilities 0.7%
ALLETE, Inc.	8,820	539,431
Genie Energy Ltd. "B"	3,046	85,684
MGE Energy, Inc.	5,580	403,490
Otter Tail Corp.	6,318	536,840
PNM Resources, Inc.	13,128	546,125
Portland General Electric Co.	15,429	668,693
		2,780,263
Gas Utilities 0.9%
Brookfield Infrastructure Corp. "A"	18,352	647,458
Chesapeake Utilities Corp.	3,219	340,023
New Jersey Resources Corp.	14,750	657,555
Northwest Natural Holding Co.	5,446	212,067
ONE Gas, Inc.	8,405	535,567
RGC Resources, Inc.	1,240	25,222
Southwest Gas Holdings, Inc.	9,456	599,037
Spire, Inc.	7,882	491,364
		3,508,293
Independent Power & Renewable Electricity Producers 0.3%
Altus Power, Inc.*	10,001	68,307
Montauk Renewables, Inc.*	10,307	91,835
Ormat Technologies, Inc.	8,125	615,794
Sunnova Energy International, Inc.* (a)	16,196	246,989
		1,022,925
	Shares	Value ($)
Multi-Utilities 0.4%
Avista Corp.	11,728	419,159
Black Hills Corp.	10,298	555,577
Northwestern Energy Group, Inc.	9,336	475,109
Unitil Corp.	2,456	129,112
		1,578,957
Water Utilities 0.4%
American States Water Co.	5,666	455,660
Artesian Resources Corp. "A"	1,343	55,667
Cadiz, Inc.*	6,416	17,965
California Water Service Group	8,846	458,842
Consolidated Water Co., Ltd.	2,296	81,738
Global Water Resources, Inc.	1,753	22,929
Middlesex Water Co.	2,665	174,877
Pure Cycle Corp.*	3,082	32,269
SJW Group	4,889	319,496
York Water Co.	2,190	84,578
		1,704,021
Total Common Stocks (Cost $337,832,927)		386,744,438
Other Investments 0.0%
Health Care 0.0%
Life Sciences Tools & Services 0.0%
OmniAb, Inc. $12.50 Earnout* (b) (c)	862	0
OmniAb, Inc. $15.00 Earnout* (b) (c)	862	0
Total Other Investments (Cost $0)		0
Rights 0.0%
Health Care
Aduro Biotech, Inc.* (b)	2,328	0
Cartesian Therapeutics, Inc.* (b)	17,902	3,222
Chinook Therapeutics, Inc.* (b)	8,604	3,356
GTX, Inc.* (a) (b)	123	252
Tobira Therapeutics, Inc.* (b)	1,687	101
Total Rights (Cost $6,527)		6,931
Warrants 0.0%
Health Care
Cassava Sciences, Inc., Expiration Date 11/15/2024* (b) (Cost $0)	2,439	14,770

The accompanying notes are an integral part of the financial statements.

28 |	DWS Small Cap Index VIP

	Principal Amount ($)	Value ($)
Government & Agency Obligations 0.1%
U.S. Treasury Obligations
U.S. Treasury Bills, 5.295% (d), 4/11/2024 (e) (Cost $389,192)	395,000	389,310

	Shares	Value ($)
Securities Lending Collateral 3.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.27% (f) (g) (Cost $12,035,567)	12,035,567	12,035,567
	Shares	Value ($)
Cash Equivalents 1.6%
DWS Central Cash Management Government Fund, 5.38% (f) (Cost $6,216,347)	6,216,347	6,216,347

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $356,480,560)	103.0	405,407,363
Other Assets and Liabilities, Net	(3.0)	(11,978,511)
Net Assets	100.0	393,428,852
A summary of the Fund’s transactions with affiliated investments during the year ended December 31, 2023 are as follows:
Value ($) at 12/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 12/31/2023	Value ($) at 12/31/2023
Securities Lending Collateral 3.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.27% (f) (g)
6,182,630	5,852,937 (h)	—	—	—	279,907	—	12,035,567	12,035,567
Cash Equivalents 1.6%
DWS Central Cash Management Government Fund, 5.38% (f)
9,489,906	68,136,304	71,409,863	—	—	359,803	—	6,216,347	6,216,347
15,672,536	73,989,241	71,409,863	—	—	639,710	—	18,251,914	18,251,914

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at December 31, 2023 amounted to $11,042,838, which is 2.8% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)
Earnout Shares: Will vest based upon the achievement of certain volume-weighted average trading prices (VWAP) for shares of
OmniAb Inc. Earnout Shares are not transferrable until the vesting condition for the applicable tranche of Earnout Shares has been achieved.

(d)	Annualized yield at time of purchase; not a coupon rate.
(e)	At December 31, 2023, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(h)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended December 31, 2023.

REIT: Real Estate Investment Trust
At December 31, 2023, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
Russell E-Mini 2000 Index	USD	3/15/2024	65	6,290,121	6,655,025	364,904
Currency Abbreviation(s)

USD	United States Dollar
For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 29

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2023 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$9,126,162	$—	$0	$9,126,162
Consumer Discretionary	42,463,666	—	0	42,463,666
Consumer Staples	13,091,173	—	—	13,091,173
Energy	26,633,757	—	—	26,633,757
Financials	65,956,485	—	—	65,956,485
Health Care	59,607,194	—	—	59,607,194
Industrials	65,764,864	—	—	65,764,864
Information Technology	52,470,985	—	—	52,470,985
Materials	17,245,115	—	—	17,245,115
Real Estate	23,790,578	—	—	23,790,578
Utilities	10,594,459	—	—	10,594,459
Other Investments	—	—	0	0
Rights	—	—	6,931	6,931
Warrants	—	—	14,770	14,770
Government & Agency Obligations	—	389,310	—	389,310
Short-Term Investments (a)	18,251,914	—	—	18,251,914
Derivatives (b)
Futures Contracts	364,904	—	—	364,904
Total	$405,361,256	$389,310	$21,701	$405,772,267

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
The accompanying notes are an integral part of the financial statements.

30 |	DWS Small Cap Index VIP

Statement of
Assets and Liabilities
Statement of Operations
as of December 31, 2023

Assets
Investments in non-affiliated securities, at value (cost $338,228,646) — including $11,042,838 of securities loaned	$387,155,449
Investment in DWS Government & Agency Securities Portfolio (cost $12,035,567)*	12,035,567
Investment in DWS Central Cash Management Government Fund (cost $6,216,347)	6,216,347
Cash	18,150
Receivable for investments sold	164,621
Receivable for Fund shares sold	220,969
Dividends receivable	421,760
Interest receivable	57,045
Other assets	8,642
Total assets	406,298,550
Liabilities
Payable upon return of securities loaned	12,035,567
Payable for investments purchased	223,132
Payable for Fund shares redeemed	314,299
Payable for variation margin on futures contracts	94,373
Accrued management fee	79,860
Accrued Trustees' fees	4,322
Other accrued expenses and payables	118,145
Total liabilities	12,869,698
Net assets, at value	$393,428,852
Net Assets Consist of
Distributable earnings (loss)	58,471,177
Paid-in capital	334,957,675
Net assets, at value	$393,428,852
Net Asset Value
Class A
Net Asset Value, offering and redemption price per share ($360,047,260 ÷ 26,423,969 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$13.63
Class B
Net Asset Value, offering and redemption price per share ($33,381,592 ÷ 2,450,375 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$13.62

*	Represents collateral on securities loaned.
for the year ended December 31, 2023

Investment Income
Income:
Dividends (net of foreign taxes withheld of $7,820)	$5,270,610
Interest	30,171
Income distributions — DWS Central Cash Management Government Fund	359,803
Securities lending income, net of borrower rebates	279,907
Total income	5,940,491
Expenses:
Management fee	1,022,531
Administration fee	354,234
Services to shareholders	3,415
Record keeping fee (Class B)	17,889
Distribution service fee (Class B)	84,510
Custodian fee	15,543
Professional fees	65,113
Reports to shareholders	31,815
Trustees' fees and expenses	17,299
Other	29,826
Total expenses before expense reductions	1,642,175
Expense reductions	(185,140)
Total expenses after expense reductions	1,457,035
Net investment income	4,483,456
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	9,953,301
Futures	1,028,827
10,982,128
Change in net unrealized appreciation (depreciation) on:
Investments	43,219,118
Futures	467,647
43,686,765
Net gain (loss)	54,668,893
Net increase (decrease) in net assets resulting from operations	$59,152,349
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 31

Statements of Changes in Net Assets

	Years Ended December 31,
Increase (Decrease) in Net Assets	2023	2022
Operations:
Net investment income	$4,483,456	$4,004,194
Net realized gain (loss)	10,982,128	9,942,234
Change in net unrealized appreciation (depreciation)	43,686,765	(107,389,330)
Net increase (decrease) in net assets resulting from operations	59,152,349	(93,442,902)
Distributions to shareholders:
Class A	(12,013,165)	(61,220,052)
Class B	(1,116,011)	(6,528,743)
Total distributions	(13,129,176)	(67,748,795)
Fund share transactions:
Class A
Proceeds from shares sold	54,020,227	58,705,125
Reinvestment of distributions	12,013,165	61,220,052
Payments for shares redeemed	(78,163,938)	(70,255,574)
Net increase (decrease) in net assets from Class A share transactions	(12,130,546)	49,669,603
Class B
Proceeds from shares sold	3,681,935	3,302,503
Reinvestment of distributions	1,116,011	6,528,743
Payments for shares redeemed	(8,477,180)	(4,330,783)
Net increase (decrease) in net assets from Class B share transactions	(3,679,234)	5,500,463
Increase (decrease) in net assets	30,213,393	(106,021,631)
Net assets at beginning of period	363,215,459	469,237,090
Net assets at end of period	$393,428,852	$363,215,459

Other Information
Class A
Shares outstanding at beginning of period	27,216,715	22,857,220
Shares sold	4,361,225	4,397,560
Shares issued to shareholders in reinvestment of distributions	1,033,835	4,749,422
Shares redeemed	(6,187,806)	(4,787,487)
Net increase (decrease) in Class A shares	(792,746)	4,359,495
Shares outstanding at end of period	26,423,969	27,216,715
Class B
Shares outstanding at beginning of period	2,748,606	2,324,391
Shares sold	298,593	238,349
Shares issued to shareholders in reinvestment of distributions	95,877	505,712
Shares redeemed	(692,701)	(319,846)
Net increase (decrease) in Class B shares	(298,231)	424,215
Shares outstanding at end of period	2,450,375	2,748,606
The accompanying notes are an integral part of the financial statements.

32 |	DWS Small Cap Index VIP

Financial Highlights
DWS Small Cap Index VIP — Class A
	Years Ended December 31,
	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$12.12	$18.63	$17.39	$16.97	$14.97
Income (loss) from investment operations:
Net investment income[a]	.16	.15	.13	.14	.17
Net realized and unrealized gain (loss)	1.79	(3.83)	2.41	2.03	3.49
Total from investment operations	1.95	(3.68)	2.54	2.17	3.66
Less distributions from:
Net investment income	(.14 )	(.14 )	(.16 )	(.17 )	(.18 )
Net realized gains	(.30 )	(2.69)	(1.14)	(1.58)	(1.48)
Total distributions	(.44 )	(2.83)	(1.30)	(1.75)	(1.66)
Net asset value, end of period	$13.63	$12.12	$18.63	$17.39	$16.97
Total Return (%)[b]	16.76	(20.64)	14.50	19.43	25.22
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	360	330	426	387	353
Ratio of expenses before expense reductions (%)[c]	.42	.42	.47	.50	.53
Ratio of expenses after expense reductions (%)[c]	.37	.39	.39	.39	.39
Ratio of net investment income (%)	1.26	1.08	.69	.99	1.04
Portfolio turnover rate (%)	14	18	26	23	22

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]
Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	| 33

DWS Small Cap Index VIP — Class B
	Years Ended December 31,
	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$12.12	$18.63	$17.39	$16.97	$14.97
Income (loss) from investment operations:
Net investment income[a]	.12	.11	.08	.10	.12
Net realized and unrealized gain (loss)	1.79	(3.83)	2.41	2.04	3.49
Total from investment operations	1.91	(3.72)	2.49	2.14	3.61
Less distributions from:
Net investment income	(.11 )	(.10 )	(.11 )	(.14 )	(.13 )
Net realized gains	(.30 )	(2.69)	(1.14)	(1.58)	(1.48)
Total distributions	(.41 )	(2.79)	(1.25)	(1.72)	(1.61)
Net asset value, end of period	$13.62	$12.12	$18.63	$17.39	$16.97
Total Return (%)[b]	16.33	(20.89)	14.18	19.09	24.87
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	33	33	43	37	33
Ratio of expenses before expense reductions (%)[c]	.73	.72	.76	.79	.81
Ratio of expenses after expense reductions (%)[c]	.67	.67	.67	.66	.65
Ratio of net investment income (%)	.95	.79	.42	.71	.76
Portfolio turnover rate (%)	14	18	26	23	22

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]
Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

The accompanying notes are an integral part of the financial statements.

34 |	DWS Small Cap Index VIP

Notes to Financial Statements
A.
Organization and Significant Accounting Policies
Deutsche DWS Investments VIT Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. DWS Small Cap Index VIP (the “Fund”) is a diversified series of the Trust offered to investors. The Fund is an underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies (“Participating Insurance Companies”).
Multiple Classes of Shares of Beneficial Interest. The Fund offers two classes of shares (Class A shares and Class B shares). Class B shares are subject to Rule 12b-1 distribution fees under the 1940 Act and recordkeeping fees equal to an annual rate of up to 0.25% and of up to 0.15%, respectively, of the average daily net assets of the Class B shares of the Fund. Class A shares are not subject to such fees.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable 12b-1 distribution fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.
The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor's Pricing Committee (the “Pricing Committee”) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.
Debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are

DWS Small Cap Index VIP	| 35

generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.
Securities Lending. Prior to August 17, 2023, Brown Brothers Harriman & Co. served as securities lending agent for the Fund. Effective August 17, 2023, Deutsche Bank AG, as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the year ended December 31, 2023, the Fund invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.11% annualized effective rate as of December 31, 2023) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of December 31, 2023, the Fund had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.
Remaining Contractual Maturity of the Agreements as of December 31, 2023

	Overnight and Continuous	˂30 days	Between 30 & 90 days	˃90 days	Total
Securities Lending Transactions
Common Stocks	$12,035,523	$—	$—	$—	$12,035,523
Rights	44	—	—	—	44
Total Borrowings	$12,035,567	$—	$—	$—	$12,035,567
Gross amount of recognized liabilities for securities lending transactions:					$12,035,567
Federal Income Taxes. The Fund is treated as a separate taxpayer as provided for in the Internal Revenue Code of 1986, as amended (the “Code”). It is the Fund's policy to comply with the requirements of the Code, which are applicable to regulated investment companies, and to distribute all of its taxable income to the separate accounts of the Participating Insurance Companies which hold its shares.

36 |	DWS Small Cap Index VIP

The Fund has reviewed the tax positions for the open tax years as of December 31, 2023 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss, income received from passive foreign investment companies, investments in derivatives, the realized tax character on distributions from certain securities and income related to restructuring of certain securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
At December 31, 2023, the Fund's components of distributable earnings (accumulated losses) on a net tax basis were as follows:
Undistributed ordinary income*	$4,725,981
Undistributed long-term capital gains	$10,945,267
Net unrealized appreciation (depreciation) on investments	$42,672,880
At December 31, 2023, the aggregate cost of investments for federal income tax purposes was $362,734,483. The net unrealized appreciation for all investments based on tax cost was $42,672,880. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $111,744,717 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $69,071,837.
In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:
	Years Ended December 31,
	2023	2022
Distributions from ordinary income*	$4,111,904	$9,316,781
Distributions from long-term capital gains	$9,017,272	$58,432,014

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Contingencies.  In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Real Estate Investment Trusts. The Fund at its fiscal year end recharacterizes distributions received from a Real Estate Investment Trust (“REIT”) investment based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a REIT, the recharacterization will be estimated for financial reporting purposes and a recharacterization will be made to the accounting records in the following year when such information becomes available. Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gains.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of

DWS Small Cap Index VIP	| 37

foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.
B.
Derivative Instruments
A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the year ended December 31, 2023, the Fund invested in futures to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.
Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin”) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin”) are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange-traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default.
Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts recognized in the Statement of Assets and Liabilities.
A summary of the open futures contracts as of December 31, 2023, is included in a table following the Fund’s Investment Portfolio. For the year ended December 31, 2023, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $4,946,000 to $11,334,000.
The following table summarizes the value of the Fund's derivative instruments held as of December 31, 2023 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Assets Derivative	Futures Contracts
Equity Contracts (a)	$364,904
The above derivative is located in the following Statement of Assets and Liabilities account:

(a)	Includes cumulative appreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.
Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the year ended December 31, 2023 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Futures Contracts
Equity Contracts (a)	$1,028,827
The above derivative is located in the following Statement of Operations account:

(a)	Net realized gain (loss) from futures contracts

Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (a)	$467,647
The above derivative is located in the following Statement of Operations account:

(a)	Change in net unrealized appreciation (depreciation) on futures contracts
C.
Purchases and Sales of Securities
During the year ended December 31, 2023, purchases and sales of investment securities (excluding short-term investments) aggregated $50,774,203 and $66,365,301, respectively.

38 |	DWS Small Cap Index VIP

D.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund or delegates such responsibility to the Fund’s subadvisor. Northern Trust Investments, Inc. (“NTI”) serves as subadvisor. As a subadvisor to the Fund, NTI makes investment decisions and buys and sells securities for the Fund. NTI is paid by the Advisor for the services NTI provides to the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays the Advisor an annual fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly at the annual rate (exclusive of any applicable waivers/reimbursements) of 0.28%.
For the period from January 1, 2023 through April 30, 2024, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	.37%
Class B	.67%
For the year ended December 31, 2023, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$166,926
Class B	18,214
$185,140
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the year ended December 31, 2023, the Administration Fee was $354,234, of which $31,149 is unpaid.
Distribution Service Agreement. DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, is the Fund’s distributor. In accordance with the Distribution Plan, DDI receives 12b-1 fees of up to 0.25% of the average daily net assets of Class B shares. For the year ended December 31, 2023, the Distribution Service Fee was as follows:
Distribution Service Fee	Total Aggregated	Unpaid at December 31, 2023
Class B	$84,510	$6,822
Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the year ended December 31, 2023, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at December 31, 2023
Class A	$1,620	$271
Class B	314	51
	$1,934	$322
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the year ended December 31, 2023, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $4,500, of which $210 is unpaid.

DWS Small Cap Index VIP	| 39

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.
Securities Lending Agent Fees. Effective August 17, 2023, Deutsche Bank AG serves as securities lending agent for the Fund. For the year ended December 31, 2023, the Fund incurred securities lending agent fees to Deutsche Bank AG in the amount of $8,062.
E.
Ownership of the Fund
At December 31, 2023, four participating insurance companies were owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 33%, 19%, 13% and 11%, respectively. Three participating insurance companies were owners of record of 10% or more of the total outstanding Class B shares of the Fund, each owning 40%, 23% and 21%, respectively.
F.
Line of Credit
The Fund and other affiliated funds (the “Participants”) share in a $375 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at December 31, 2023.

40 |	DWS Small Cap Index VIP

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Deutsche DWS Investments VIT Funds and Shareholders of DWS Small Cap Index VIP:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of DWS Small Cap Index VIP (the “Fund”) (one of the funds constituting Deutsche DWS Investments VIT Funds) (the “Trust”), including the investment portfolio, as of December 31, 2023, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Deutsche DWS Investments VIT Funds) at December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian, brokers, and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.
Boston, Massachusetts
February 13, 2024

DWS Small Cap Index VIP	| 41

Other Information (Unaudited)
Regulatory Update — Tailored Shareholder Report
Effective January 24, 2023, the SEC amended the rules for mutual fund and exchange-traded fund (“ETF”) annual and semi-annual shareholder reports. The amended rules apply to mutual funds and ETFs that are registered on Form N-1A (i.e., open-end funds) and implement a new streamlined disclosure framework requiring “concise and visually engaging” shareholder reports highlighting key information, including a simplified expense presentation, performance information, portfolio holdings and certain fund statistics. The amended rules seek to simplify shareholder reporting by consolidating investor friendly data in one report and moving other data to Form N-CSR, creating a layered disclosure framework. Certain information from the Fund’s current shareholder reports, including the Fund’s investment portfolio, financial statements and financial highlights, will move to Form N-CSR. This information must be available online, delivered free of charge upon request and filed on a semiannual basis on Form N-CSR. Notably, the amended rules will require mutual funds and ETFs to prepare separate individual shareholder reports for each fund share class. The amendments also include a revised definition of “appropriate broad-based securities market index” that will affect performance presentations in the new streamlined reports and mutual fund and ETF prospectuses. The amended rules and related form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of the amended rules and form amendments on the content of the Fund’s current shareholder reports.

42 |	DWS Small Cap Index VIP

Information About Your Fund’s Expenses (Unaudited)
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include contract charges, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (July 1, 2023 to December 31, 2023).
The tables illustrate your Fund’s expenses in two ways:
—
Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.
—
Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.
Expenses and Value of a $1,000 Investment for the six months ended December 31, 2023

Actual Fund Return	Class A	Class B
Beginning Account Value 7/1/23	$1,000.00	$1,000.00
Ending Account Value 12/31/23	$1,080.90	$1,078.40
Expenses Paid per $1,000*	$1.94	$3.51
Hypothetical 5% Fund Return	Class A	Class B
Beginning Account Value 7/1/23	$1,000.00	$1,000.00
Ending Account Value 12/31/23	$1,023.34	$1,021.83
Expenses Paid per $1,000*	$1.89	$3.41

*
Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class B
DWS Small Cap Index VIP	.37%	.67%
For more information, please refer to the Fund’s prospectus.
These tables do not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to the current and hypothetical expense calculators for Variable Insurance Products which can be found at dws.com/calculators.

DWS Small Cap Index VIP	| 43

Tax Information (Unaudited)
The Fund paid distributions of $0.30 per share from net long-term capital gains during its year ended December 31, 2023.
Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $12,168,000 as capital gain dividends for its year ended December 31, 2023.
For corporate shareholders, 92% of the ordinary dividends (i.e., income dividends plus short-term capital gains) paid during the Fund’s fiscal year ended December 31, 2023, qualified for the dividends received deduction.
Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please contact your insurance provider.
Proxy Voting
The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

44 |	DWS Small Cap Index VIP

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Small Cap Index VIP's (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) and sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Agreement, the “Agreements”) between DIMA and Northern Trust Investments, Inc. (“NTI”) in September 2023.
In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:
—
During the entire process, all of the  Fund's Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, profitability, economies of scale, and fall-out benefits from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”).
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant as part of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—
In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s and NTI’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and NTI provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. Throughout the course of the year, the Board also received information regarding DIMA’s oversight of fund sub-advisors, including NTI. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that,

DWS Small Cap Index VIP	| 45

for the one-, three- and five-year periods ended December 31, 2022, the Fund’s performance (Class A shares) was in the 4th quartile, 3rd quartile and 3rd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, sub-advisory fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (4th quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2022). The Board noted that, effective October 1, 2021, in connection with the 2021 contract renewal process, DIMA agreed to reduce the Fund’s contractual management fee by 0.07%. With respect to the sub-advisory fee paid to NTI, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Fund. The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2022, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and NTI.
Profitability.  The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available. The Board did not consider the profitability of NTI with respect to the Fund. The Board noted that DIMA pays NTI’s fee out of its management fee, and its understanding that the Fund’s sub-advisory fee schedule was the product of an arm’s length negotiation with DIMA.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. In this regard, the Board observed that while the Fund’s current investment management fee schedule does not include breakpoints, the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and NTI and Their Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and NTI and their affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board

46 |	DWS Small Cap Index VIP

considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program. The Board also considered the attention and resources dedicated by DIMA to the oversight of the investment sub-advisor’s compliance program and compliance with the applicable fund policies and procedures.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreements is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

DWS Small Cap Index VIP	| 47

Board Members and Officers
The following table presents certain information regarding the Board Members and Officers of the Trust/Corporation. Each Board Member’s year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the Trust/Corporation. Because the Fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period.
The Board Members may also serve in similar capacities with other funds in the fund complex. The number of funds in the DWS fund complex shown in the table below includes all registered open- and closed-end funds (including all of their portfolios) advised by the Advisor and any registered funds that have an investment advisor that is an affiliated person of the Advisor.
Independent Board Members/Independent Advisory Board Members

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Keith R. Fox, CFA (1954) Chairperson since 2017, and Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986); Former Chairman, National Association of Small Business Investment Companies; Former Directorships: ICI Mutual Insurance Company; BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds); Progressive International Corporation (kitchen goods designer and distributor)	68	—
John W. Ballantine (1946) Board Member since 1999
Retired; formerly: Executive Vice President and Chief Risk Management
Officer, First Chicago NBD Corporation/The First National Bank of Chicago
(1996–1998); Executive Vice President and Head of International Banking
(1995–1996); Not-for-Profit Directorships: Window to the World
Communications (public media); Life Director of Harris Theater for Music and Dance (Chicago); Life Director of Hubbard Street Dance Chicago;
Former Directorships: Director and Chairman of the Board,
Healthways Inc.[2] (population well-being and wellness services)
(2003–2014); Stockwell Capital Investments PLC (private equity); Enron
Corporation; FNB Corporation; Tokheim Corporation; First Oak Brook
Bancshares, Inc.; Oak Brook Bank; Portland General Electric[2] (utility company) (2003–2021); and Prisma Energy International; Former Not-for-
Profit Directorships: Public Radio International; Palm Beach Civic Assn.
		68	—
Mary Schmid Daugherty, NACD.DC, PHD, CFA (1958) Board Member or Advisory Board Member since 2023[3]	Senior Fellow in Applied Finance, Department of Finance, Opus College of Business at the University of St. Thomas (1987–present); Directorships: The Meritex Company (2017–present); Driessen Water, Inc. (2016–present); and The Hardenbergh Foundation (2021–present); Former Directorships: Mairs & Power Funds Trust (mutual funds) (2010–2022); and Crescent Electric Supply Company (2010–2019)	21[4]	—
Dawn-Marie Driscoll (1946) Board Member since 1987
Emeritus Advisory Board and former Executive Fellow, Hoffman Center for
Business Ethics, Bentley University; formerly: Partner, Palmer & Dodge
(law firm) (1988–1990); Vice President of Corporate Affairs and General
Counsel, Filene’s (retail) (1978–1988); Directorships: Trustee and former
Chairman of the Board, Southwest Florida Community Foundation
(charitable organization); Former Directorships: ICI Mutual Insurance
Company (2007–2015); Sun Capital Advisers Trust (mutual funds)
(2007–2012); Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance,
executive committees)
		68	—

48 |	DWS Small Cap Index VIP

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Richard J. Herring (1946) Board Member since 1990
Jacob Safra Professor of International Banking and Professor of Finance,
The Wharton School, University of Pennsylvania (1972–present); formerly:
Director, The Wharton Financial Institutions Center (1994–2020); Vice Dean
and Director, Wharton Undergraduate Division (1995–2000) and Director,
The Lauder Institute of International Management Studies (2000–2006);
Member FDIC Systemic Risk Advisory Committee (2011–present), member Systemic Risk Council (2012–present) and member of the
Advisory Board of the Yale Program on Financial Stability (2013–present);
Former Directorships: Co-Chair of the Shadow Financial Regulatory
Committee (2003–2015), Executive Director of The Financial Economists
Roundtable (2008–2015), Director of The Thai Capital Fund (2007–2013),
Director of The Aberdeen Singapore Fund (2007–2018), Director, The
Aberdeen Japan Fund (2007–2021) and Nonexecutive Director of Barclays
Bank DE (2010–2018)
		68	—
Chad D. Perry (1972) Board Member or Advisory Board Member since 2021[3]	Executive Vice President and General Counsel, RLJ Lodging Trust[2] (since 2023); formerly Executive Vice President, General Counsel and Secretary, Tanger Factory Outlet Centers, Inc.[2] (2011–2023); Executive Vice President and Deputy General Counsel, LPL Financial Holdings Inc.[2] (2006–2011); Senior Corporate Counsel, EMC Corporation (2005–2006); Associate, Ropes & Gray LLP (1997–2005)	21[4]	Director, Great Elm Capital Corp. (business development company) (since 2022)
Rebecca W. Rimel (1951) Board Member since 1995
Directorships: Washington College (since July 2023); Formerly: Executive
Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983–2004); Board Member, Investor Education (charitable organization) (2004–2005); Former Directorships: Trustee, Executive
Committee, Philadelphia Chamber of Commerce (2001–2007); Director,
Viasys Health Care[2] (January 2007–June 2007); Trustee, Thomas Jefferson
Foundation (charitable organization) (1994–2012); President, Chief
Executive Officer and Director (1994–2020) and Senior Advisor
(2020–2021), The Pew Charitable Trusts (charitable organization); Director,
BioTelemetry Inc.[2] (acquired by Royal Philips in 2021) (healthcare)
(2009–2021); Director, Becton Dickinson and Company[2] (medical technology company) (2012–2022)
		68	Director, The Bridgespan Group (nonprofit organization) (since October 2020)
Catherine Schrand (1964) Board Member since 2021	Celia Z. Moh Professor of Accounting (2016–present) and Professor of Accounting (1994–present); Directorships: Advisory Board Member, the Jacobs Levy Center, The Wharton School, University of Pennsylvania (since 2023); Former positions: Vice Dean, Wharton Doctoral Programs, The Wharton School, University of Pennsylvania (2016–2019)	68	—
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation[2] (telecommunications) (November 1989–September 2003); Former Directorships: Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	68	—
Officers5

Name, Year of Birth, Position with the Trust/Corporation and Length of Time Served[6]	Business Experience and Directorships During the Past Five Years
Hepsen Uzcan[7] (1974) President and Chief Executive Officer, 2017–present
Head of Americas CEO Office, DWS (2023–present), Head of Fund Administration, Head of Product
Americas and Head of U.S. Mutual Funds, DWS (2017–present); Vice President, DWS Service Company
(2018–present); President, DB Investment Managers, Inc. (2018–present); President and Chief Executive
Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern
Europe Fund, Inc. (2017–present); Vice President, DWS Investment Management Americas, Inc.
(2023–present); formerly: Vice President for the Deutsche funds (2016–2017); Assistant Secretary for the
DWS funds (2013–2019); Secretary, DWS USA Corporation (2018–2023); Assistant Secretary, DWS
Investment Management Americas, Inc. (2018–2023); Assistant Secretary, DWS Trust Company
(2018–2023); Assistant Secretary, The European Equity Fund, Inc., The New Germany Fund, Inc. and The
Central and Eastern Europe Fund, Inc. (2013–2020); Assistant Secretary, DWS Distributors, Inc.
(2018–2023); Directorships: Director of DWS Service Company (2018–present); Director of DB
Investment Managers, Inc. (2018–present); Director of Episcopalian Charities of New York
(2018–present); Interested Director of The European Equity Fund, Inc., The New Germany Fund, Inc. and
The Central and Eastern Europe Fund, Inc. (2020–present); Director of ICI Mutual Insurance Company
(2020–present); Director of DWS USA Corporation (2023–present); Director of DWS Investment
Management Americas, Inc. (2023–present); and Manager of DBX Advisors LLC. (2023–present)

John Millette[8] (1962) Vice President and Secretary, 1999–present
Legal (Associate General Counsel), DWS; Chief Legal Officer, DWS Investment Management Americas,
Inc. (2015–present); Director and Vice President, DWS Trust Company (2016–present); Secretary, DBX
ETF Trust (2020–present); Vice President, DBX Advisors LLC (2021–present); Secretary, The European
Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc.
(2011–present); formerly: Secretary, Deutsche Investment Management Americas Inc. (2015–2017); and
Assistant Secretary, DBX ETF Trust (2019–2020)

DWS Small Cap Index VIP	| 49

Name, Year of Birth, Position with the Trust/Corporation and Length of Time Served[6]	Business Experience and Directorships During the Past Five Years
Ciara Crawford[9] (1984) Assistant Secretary, 2019–present
Fund Administration (Specialist), DWS (2015–present); Assistant Secretary, DWS Service Company
(2018–present); Assistant Secretary of U.S. Mutual Funds, DWS (2019–present); Assistant Secretary,
DWS USA Corporation (2023–present); Assistant Secretary, DBX Advisors, LLC (2023–present);
Assistant Secretary, DWS Investment Management Americas, Inc. (2023–present); Assistant Clerk, DWS
Trust Company (2023–present); formerly, Legal Assistant at Accelerated Tax Solutions

Diane Kenneally[8] (1966) Chief Financial Officer and Treasurer, 2018–present
Fund Administration Treasurer's Office (Co-Head since 2018), DWS; Treasurer, Chief Financial Officer and
Controller, DBX ETF Trust (2019–present); Treasurer and Chief Financial Officer, The European Equity
Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2018–present);
formerly: Assistant Treasurer for the DWS funds (2007–2018)

Yvonne Wong[8] (1960) Assistant Treasurer, since December 1, 2023	Fund Administration (Senior Analyst), DWS; Assistant Treasurer, DBX ETF Trust (since November 14, 2023)
Sheila Cadogan[8] (1966) Assistant Treasurer, 2017–present
Fund Administration Treasurer's Office (Co-Head since 2018), DWS; Director and Vice President, DWS
Trust Company (2018–present); Assistant Treasurer, DBX ETF Trust (2019–present); Assistant Treasurer,
The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund,
Inc. (2018–present)

Scott D. Hogan[8] (1970) Chief Compliance Officer, 2016–present
Anti-Financial Crime & Compliance US (Senior Team Lead), DWS; Chief Compliance Officer, The
European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund,
Inc. (2016–present)

Caroline Pearson[8] (1962) Chief Legal Officer, 2010–present
Legal (Senior Team Lead), DWS; Assistant Secretary, DBX ETF Trust (2020–present); Chief Legal Officer,
DBX Advisors LLC (2020–present); Chief Legal Officer, The European Equity Fund, Inc., The New
Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2012–present); formerly: Secretary,
Deutsche AM Distributors, Inc. (2002–2017); Secretary, Deutsche AM Service Company (2010–2017);
and Chief Legal Officer, DBX Strategic Advisors LLC (2020–2021)

Christian Rijs[7] (1980) Anti-Money Laundering Compliance Officer, 2021–present
Senior Team Lead Anti-Financial Crime and Compliance, DWS; AML Officer, DWS Trust Company
(2021–present); AML Officer, DBX ETF Trust (2021–present); AML Officer, The European Equity Fund,
Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2021–present);
formerly: DWS UK & Ireland Head of Anti-Financial Crime and MLRO

[1]	The length of time served represents the year in which the Board Member joined the board of one or more DWS funds currently overseen by the Board.
[2]	A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.
[3]
Mr. Perry and Ms. Daugherty are each an Advisory Board Member of Deutsche DWS Asset Allocation Trust, Deutsche DWS Equity
500 Index Portfolio, Deutsche DWS Global/International Fund, Inc., Deutsche DWS Income Trust, Deutsche DWS Institutional Funds,
Deutsche DWS International Fund, Inc., Deutsche DWS Investment Trust, Deutsche DWS Investments VIT Funds, Deutsche DWS
Money Market Trust, Deutsche DWS Municipal Trust, Deutsche DWS Portfolio Trust, Deutsche DWS Securities Trust, Deutsche DWS
Tax Free Trust, Deutsche DWS Variable Series I and Government Cash Management Portfolio. Mr. Perry and Ms. Daugherty are each a Board Member of each other Trust.

[4]
Mr. Perry and Ms. Daugherty each oversees 21 funds in the DWS Fund Complex as a Board Member of various Trusts. Mr. Perry and
Ms. Daugherty are each an Advisory Board Member of various Trusts/Corporations comprised of 47 funds in the DWS
Fund Complex.

[5]
As a result of their respective positions held with the Advisor or its affiliates, these individuals are considered “interested persons”
of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the Fund.

[6]	The length of time served represents the year in which the officer was first elected in such capacity for one or more DWS funds.
[7]	Address: 875 Third Avenue, New York, New York 10022.
[8]	Address: 100 Summer Street, Boston, MA 02110.
[9]	Address: 5201 Gate Parkway, Jacksonville, FL 32256.
Certain officers hold similar positions for other investment companies for which DIMA or an affiliate serves as the Advisor.
The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.

50 |	DWS Small Cap Index VIP

Notes

vit-scif-2  (R-025818-13 2/24)

(b) Not applicable

ITEM 2.	CODE OF ETHICS

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

The fund’s audit committee is comprised solely of trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The fund’s Board of Trustees has determined that there are several "audit committee financial experts" (as such term has been defined by the Regulations) serving on the fund’s audit committee including Ms. Catherine Schrand, the chair of the fund’s audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an “audit committee financial expert” does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

DWS Small Cap INdex VIP

form n-csr disclosure re: AUDIT FEES

The following table shows the amount of fees that Ernst & Young LLP (“EY”), the Fund’s Independent Registered Public Accounting Firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that EY provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended December 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2023	$36,511	$0	$8,948	$0
2022	$36,511	$0	$8,316	$0

The above “Tax Fees” were billed for professional services rendered for tax preparation.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by EY to DWS Investment Management Americas, Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended December 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2023	$0	$424,143	$0
2022	$0	$148,212	$0

The above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures.

Non-Audit Services

The following table shows the amount of fees that EY billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that EY provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from EY about any non-audit services that EY rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating EY’s independence.

Fiscal Year Ended December 31	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2023	$8,948	$424,143	$0	$433,091
2022	$8,316	$148,212	$0	$156,528

All other engagement fees were billed for services in connection with agreed upon procedures and tax compliance for DIMA and other related entities.

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm and (i) and (j) are not applicable.

***

In connection with the audit of the 2022 and 2023 financial statements, the Fund entered into an engagement letter with EY. The terms of the engagement letter required by EY, and agreed to by the Audit Committee, include a provision mandating the use of mediation and arbitration to resolve any controversy or claim between the parties arising out of or relating to the engagement letter or services provided thereunder.

***

Pursuant to PCAOB Rule 3526, EY is required to describe in writing to the Fund’s Audit Committee, on at least an annual basis, all relationships between EY, or any of its affiliates, and the DWS Funds, including the Fund, or persons in financial reporting oversight roles at the DWS Funds that, as of the date of the communication, may reasonably be thought to bear on EY’s independence. Pursuant to PCAOB Rule 3526, EY has reported the matters set forth below that may reasonably be thought to bear on EY’s independence. With respect to each reported matter in the aggregate, EY advised the Audit Committee that, after careful consideration of the facts and circumstances and the applicable independence rules, it concluded that the matters do not and will not impair EY’s ability to exercise objective and impartial judgement in connection with the audits of the financial statements for the Fund and a reasonable investor with knowledge of all relevant facts and circumstances would conclude that EY has been and is capable of exercising objective and impartial judgment on all issues encompassed within EY’s audit engagements. EY also confirmed to the Audit Committee that it can continue to act as the Independent Registered Public Accounting Firm for the Fund.

•	EY advised the Fund’s Audit Committee that various covered persons within EY and EY’s affiliates held investments in, or had other financial relationships with, entities within the DWS Funds “investment company complex” (as defined in Regulation S-X) (the “DWS Funds Complex”). EY informed the Audit Committee that these investments and financial relationships were inconsistent with Rule 2-01(c)(1) of Regulation S-X. EY reported that all breaches have been resolved and that none of the breaches involved any professionals who were part of the audit engagement team for the Fund or in the position to influence the audit engagement team for the Fund.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Small Cap Index VIP, a series of Deutsche DWS Investments VIT Funds

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	2/15/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	2/15/2024

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	2/15/2024